N-CSR

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06153

Integrity Managed Portfolios

(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant's telephone number, including area code: 701-852-5292

Date of fiscal year end: July 31

Date of reporting period: July 29, 2011

Item 1. REPORTS TO STOCKHOLDERS.

[Logo]

INTEGRITY MANAGED PORTFOLIOS

Kansas Municipal Fund
Kansas Insured Intermediate Fund
Maine Municipal Fund
Nebraska Municipal Fund
New Hampshire Municipal Fund
Oklahoma Municipal Fund

Annual Report
July 29, 2011

Investment Adviser Viking Fund Management, LLC PO Box 500 Minot, ND 58702	Principal Underwriter Integrity Funds Distributor, LLC* PO Box 500 Minot, ND 58702
Transfer Agent Integrity Fund Services, LLC PO Box 759 Minot, ND 58702	Custodian Wells Fargo Bank, N.A. Trust & Custody Solutions 801 Nicollet Mall, Suite 700 Minneapolis, MN 55479
Independent Registered Public Accounting Firm Cohen Fund Audit Services, Ltd. 800 Westpoint Pkwy., Suite 1100 Westlake, OH 44145-1524

*The Funds are distributed through Integrity Funds Distributor, LLC. Member FINRA

DEAR SHAREHOLDERS:

Enclosed is the report of the operations for the Kansas Municipal Fund, Kansas Insured Intermediate Fund, Nebraska Municipal Fund, Oklahoma Municipal Fund, Maine Municipal Fund, and New Hampshire Municipal Fund (each a "Fund", and collectively the "Funds") for the year ended July 29, 2011. The Funds' portfolio and related financial statements are presented within for your review.

The fractured U.S. budget process and the growing conviction among investors that the U.S. will lose its AAA credit rating have caused many swings in the markets creating uncertainty among investors.

The consumer confidence report is mixed, showing improvement in the outlook but deterioration in current conditions. U.S. second quarter GDP (Gross Domestic Production) growth was weaker than expected at 1.3% annualized rate following a downward revised increase of 0.4% in the first quarter.

Despite dire predictions, tax-exempt municipal bonds achieved strong returns for the period. A favorable technical climate, combined with improving credit fundamentals, provided the environment for these returns. On the technical side, investor's appetite for municipals remained limited, however strong relative values that municipals offer to both retail and non-traditional buyers returned to the market as new issue supply was modest during the period.

Fundamentally, while credit concerns in the municipal market remain, states have responded to the severe economic contraction with expenditure reductions as tax revenues have begun to meet or even exceed expectations. In fact, although the rate has clearly slowed over the past couple of months, nearly every state economy has experienced growth over the past year according to the Philadelphia Fed Coincident Index.

Overall, the economic environment remains unclear. While there continues to be indications of an improving economy, neither the job market nor the housing market has been able to generate much momentum. The Federal Reserve has remained accommodative and Chairman Ben Bernanke has reiterated his position that the Fed will respond appropriately should further intervention in the economy be required.

As we go forward, there are likely to be some twists and turns for debt securities. In the U.S., the ability to resolve the federal debt limit and make progress on deficit reductions will affect the overall level of interest rates. The economy appears to be set to continue its sluggish pace, and the Fed is likely to keep the Fed Funds rate at historically low rates as long as that is the case. Finally, fears about the ability of the European Union to manage the debt loads of its participating nations will also influence the appetite for debt and interest rates.

A number of consistent themes remain: low yields and credit concerns. This is a classic good news/bad news conundrum. The value of good quality municipal bonds has appreciated during the period, while new money invested today is at considerably lower yields than a year earlier. The Funds use a disciplined strategy to maximize tax-exempt income for our shareholders by seeking high quality, higher coupon securities. By employing a buy and hold strategy and investing in securities we believe will provide relative value in the market, as interest rates fluctuate, the portfolio becomes diversified with a broad range of securities. This diversification helps mitigate interest and credit risk.

The Kansas Municipal Fund began the period at $10.70 per share and ended the period at $10.64 per share for a total return of 3.02%*. This compares to the Barclays Capital Municipal Bond Index's return of 3.23%. A primary function of the Fund is to search the primary and secondary markets for high quality issues for the portfolio. Some recent purchases during the period include: Manhattan Mercy Health Center, 5.20% coupon, due 2026; and Wyandotte Cnty Utility Rev, 5.00% coupon, due 2036.

The Kansas Insured Intermediate Fund began the period at $11.29 per share and ended the period at $11.22 per share for a total return of 2.37%*. This compares to the Barclays Capital Municipal 7-Year Bond Index's return of 4.46%. A primary function of the Fund is to search the primary and secondary markets for high quality issues for the portfolio. Some recent purchases during the period include: Kansas Public Water Authority, 5.00% coupon, due 2024; Cowley Cnty USD #470, 5.50% coupon, due 2021; and Sedgwick Cnty USD #266, 5.25% coupon, due 2019.

The Nebraska Municipal Fund began the period at $10.22 per share and ended the period at $10.20 per share for a total return of 3.29%*. This compares to the Barclays Capital Municipal Bond Index's return of 3.23%. A primary function of the Fund is to search the primary and secondary markets for high quality issues for the portfolio. Some recent purchases during the period include: Nebraska Secondary School Authority (Boys Town), 4.75% coupon, due 2028; Nebraska Educational Authority (Clarkson College), 5.05% coupon, due 2030; and Omaha Public Power, 5.50% coupon, due 2033.

The Oklahoma Municipal Fund began the period at $11.19 per share and ended the period at $11.24 per share for a total return of 4.15%*. This compares to the Barclays Capital Municipal Bond Index's return of 3.23%. A primary function of the Fund is to search the primary and secondary markets for high quality issues for the portfolio. Some recent purchases during the period include: Oklahoma City Water Authority, 5.00% coupon, due 2031; and Broken Arrow General Obligation, 4.125% coupon, due 2031.

The Maine Municipal Fund began the period at $10.85 per share and ended the period at $10.77 per share for a total return of 2.50%*. This compares to the Barclays Capital Municipal Bond Index's return of 3.23%. A primary function of the Fund is to search the primary and secondary markets for high quality issues for the portfolio. Some recent purchases during the period include: Lower Kennebec Schools, 5.00% coupon, due 2026; Maine State Housing Authority, 4.375% coupon, due 2025; and Maine Health & Higher Ed. (General Medical Center), 6.65% coupon, due 2032.

The New Hampshire Municipal Fund began the period at $10.73 per share and ended the period at $10.66 per share for a total return of 2.64%*. This compares to the Barclays Capital Municipal Bond Index's return of 3.23%. A primary function of the Fund is to search the primary and secondary markets for high quality issues for the portfolio. Some recent purchases during the period include: Southern New Hampshire Medical Center, 5.25% coupon, due 2023; New Hampshire State Housing Authority, 5.20% coupon, due 2031; and Dartmouth College, 5.00% coupon, due 2028.

Income exempt from federal income tax and each Fund's respective state tax (interest and dividend tax with respect to New Hampshire) with preservation of capital remains the primary objective of the Funds.

If you would like more frequent updates, please visit the Funds' website at www.integrityvikingfunds.com for daily prices along with pertinent Fund information.

Sincerely,

Monte Avery
Senior Portfolio Manager

The views expressed are those of Monte Avery, Senior Portfolio Manager with Viking Fund Management, LLC ("Viking Fund Management", "VFM", or the "Adviser"). The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any of the funds in the Integrity Viking family of funds.

*Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance. For Kansas Municipal Fund, Kansas Insured Intermediate Fund, Nebraska Municipal Fund, Oklahoma Municipal Fund, Maine Municipal Fund, and New Hampshire Municipal Fund, the total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.30%, 1.13%, 1.33%, 1.32%, 1.41%, and 1.93%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 1.07%, 0.75%, 1.07%, 1.07%, 1.07%, and 1.07%, respectively.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider each Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

Bond prices and therefore the value of bond funds decline as interest rates rise. Because each Fund invests in securities of a single state, the Funds are more susceptible to factors adversely impacting the respective state than a municipal bond fund that does not concentrate its securities in a single state.

For investors subject to the alternative minimum tax, a portion of the each Fund's dividends may be taxable. Distributions of capital gains are generally taxable.

KANSAS MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment in the Fund and the Barclays Capital Municipal Bond Index

	Kansas	Kansas
	Municipal Fund	Municipal Fund	Barclays Capital
	without Sales Charge	with Maximum Sales Charge	Municipal Bond Index
7/31/01	$10,000	$9,574	$10,000
7/31/02	$10,348	$9,907	$10,671
7/31/03	$10,271	$9,834	$11,054
7/30/04	$10,446	$10,002	$11,694
7/29/05	$10,469	$10,023	$12,438
7/31/06	$10,928	$10,463	$12,756
7/31/07	$11,262	$10,783	$13,300
7/31/08	$11,589	$11,095	$13,678
7/31/09	$12,059	$11,546	$14,376
7/30/10	$12,797	$12,252	$15,693
7/29/11	$13,183	$12,622	$16,200

Average Annual Total Returns for the periods ended July 29, 2011

					Since Inception
	1 year	3 year	5 year	10 year	(November 15, 1990)
Without sales charge	3.02%	4.39%	3.82%	2.80%	4.43%
With sales charge (4.25%)	-1.32%	2.90%	2.93%	2.36%	4.22%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

KANSAS INSURED INTERMEDIATE FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment in the Fund and the Barclays Capital Municipal Seven-Year Maturity Bond Index

	Kansas Insured	Kansas Insured	Barclays Capital
	Intermediate Fund	Intermediate Fund	Municipal Seven-Year
	without Sales Charge	with Maximum Sales Charge	Maturity Bond Index
7/31/01	$10,000	$9,723	$10,000
7/31/02	$10,412	$10,123	$10,713
7/31/03	$10,543	$10,251	$11,126
7/30/04	$10,787	$10,488	$11,632
7/29/05	$10,706	$10,410	$12,092
7/31/06	$11,141	$10,833	$12,352
7/31/07	$11,514	$11,195	$12,838
7/31/08	$12,045	$11,711	$13,587
7/31/09	$12,674	$12,323	$14,675
7/30/10	$13,340	$12,971	$15,792
7/29/11	$13,657	$13,279	$16,495

Average Annual Total Returns for the periods ended July 29, 2011

					Since Inception
	1 year	3 year	5 year	10 year	(November 23, 1992)
Without sales charge	2.37%	4.28%	4.16%	3.17%	3.97%
With sales charge (2.75%)	-0.45%	3.31%	3.58%	2.88%	3.81%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

NEBRASKA MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment in the Fund and the Barclays Capital Municipal Bond Index

	Nebraska	Nebraska
	Municipal Fund	Municipal Fund	Barclays Capital
	without Sales Charge	with Maximum Sales Charge	Municipal Bond Index
7/31/01	$10,000	$9,574	$10,000
7/31/02	$10,406	$9,963	$10,671
7/31/03	$10,332	$9,882	$11,054
7/30/04	$10,692	$10,237	$11,694
7/29/05	$10,673	$10,218	$12,438
7/31/06	$11,196	$10,719	$12,756
7/31/07	$11,550	$11,058	$13,300
7/31/08	$11,872	$11,366	$13,678
7/31/09	$12,312	$11,787	$14,376
7/30/10	$13,006	$12,452	$15,693
7/29/11	$13,434	$12,861	$16,200

Average Annual Total Returns for the periods ended July 29, 2011

					Since Inception
	1 year	3 year	5 year	10 year	(November 17, 1993)
Without sales charge	3.29%	4.21%	3.71%	3.00%	3.82%
With sales charge (4.25%)	-1.07%	2.69%	2.82%	2.55%	3.57%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

OKLAHOMA MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment in the Fund and the Barclays Capital Municipal Bond Index

	Oklahoma	Oklahoma
	Municipal Fund	Municipal Fund	Barclays Capital
	without Sales Charge	with Maximum Sales Charge	Municipal Bond Index
7/31/01	$10,000	$9,574	$10,000
7/31/02	$10,546	$10,097	$10,671
7/31/03	$10,575	$10,125	$11,054
7/30/04	$10,963	$10,496	$11,694
7/29/05	$11,293	$10,813	$12,438
7/31/06	$11,789	$11,287	$12,756
7/31/07	$12,155	$11,637	$13,300
7/31/08	$12,277	$11,755	$13,678
7/31/09	$12,803	$12,258	$14,376
7/30/10	$13,778	$13,191	$15,693
7/29/11	$14,350	$13,739	$16,200

Average Annual Total Returns for the periods ended July 29, 2011

					Since Inception
	1 year	3 year	5 year	10 year	(September 25, 1996)
Without sales charge	4.15%	5.34%	4.01%	3.68%	4.19%
With sales charge (4.25%)	-0.31%	3.81%	3.11%	3.23%	3.88%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

MAINE MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment in the Fund and the Barclays Capital Municipal Bond Index

	Maine	Maine
	Municipal Fund	Municipal Fund	Barclays Capital
	without Sales Charge	with Maximum Sales Charge	Municipal Bond Index
7/31/01	$10,000	$9,577	$10,000
7/31/02	$10,517	$10,072	$10,671
7/31/03	$10,752	$10,297	$11,054
7/30/04	$11,176	$10,704	$11,694
7/29/05	$11,094	$10,625	$12,438
7/31/06	$11,550	$11,062	$12,756
7/31/07	$11,884	$11,382	$13,300
7/31/08	$12,291	$11,772	$13,678
7/31/09	$12,933	$12,386	$14,376
7/30/10	$13,643	$13,067	$15,693
7/29/11	$13,984	$13,392	$16,200

Average Annual Total Returns for the periods ended July 29, 2011

					Since Inception
	1 year	3 year	5 year	10 year	(December 5, 1991)
Without sales charge	2.50%	4.39%	3.90%	3.41%	4.75%
With sales charge (4.25%)	-1.85%	2.90%	2.99%	2.96%	4.52%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

NEW HAMPSHIRE MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment in the Fund and the Barclays Capital Municipal Bond Index

	New Hampshire	New Hampshire
	Municipal Fund	Municipal Fund	Barclays Capital
	without Sales Charge	with Maximum Sales Charge	Municipal Bond Index
7/31/01	$10,000	$9,573	$10,000
7/31/02	$10,522	$10,072	$10,671
7/31/03	$10,768	$10,308	$11,054
7/30/04	$11,278	$10,796	$11,694
7/29/05	$11,074	$10,601	$12,438
7/31/06	$11,490	$10,999	$12,756
7/31/07	$11,838	$11,332	$13,300
7/31/08	$12,278	$11,753	$13,678
7/31/09	$12,848	$12,299	$14,376
7/30/10	$13,539	$12,960	$15,693
7/29/11	$13,896	$13,302	$16,200

Average Annual Total Returns for the periods ended July 29, 2011

					Since Inception
	1 year	3 year	5 year	10 year	(December 31, 1992)
Without sales charge	2.64%	4.21%	3.88%	3.34%	4.40%
With sales charge (4.25%)	-1.75%	2.71%	2.99%	2.89%	4.15%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

KANSAS MUNICIPAL FUND

PORTFOLIO MARKET SECTORS July 29, 2011

General Obligation	23.9%
Health Care	21.6%
Utilities	17.9%
Other Revenue	17.2%
Transportation	6.5%
Education	5.6%
Housing	5.2%
Cash Equivalents and Other	2.1%
100.0%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS July 29, 2011

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (97.9%)

Education (5.6%)
Hutchinson, KS Community College 5.000% 10/01/25	$350,000	$357,738
Hutchinson, KS Community College 5.250% 10/01/30	300,000	303,027
Hutchinson, KS Community College 5.250% 10/01/33	450,000	453,334
KS Dev Fin Auth Sales Tax Rev K-St-Olathe Innovation-L1 5.000% 09/01/39	200,000	203,844
KS Dev Fin Auth Rev (Univ. KS Research Cent.) 5.000% 02/01/26	500,000	518,850
Washburn Univ (Living Learning Ctr) Bldg. Rev 5.000% 07/01/19	700,000	719,600
		2,556,393
General Obligation (23.9%)
Cowley Cnty, KS USD #465 (Winfield) 5.250% 10/01/14	250,000	274,362
Dickinson Cnty, KS USD #473 5.000% 09/01/27	325,000	355,768
Douglas Cnty, KS Sales Tax Ref 5.000% 08/01/19	1,000,000	1,053,800
Douglas Cnty, KS Uni Sch Dist 491 Eudora Sch Bldg 5.125% 09/01/29	250,000	262,422
Harvey Cnty, KS USD #373 (Newton) 5.000% 09/01/23	200,000	215,774
Harvey Cnty, KS USD #373 (Newton) 5.000% 09/01/25	1,000,000	1,058,760
*Johnson Cnty, KS USD #231 Gardner-Edgerton 5.000% 10/01/24	1,135,000	1,163,988
Johnson Cnty, KS USD #232 (Desoto) 5.250% 09/01/23	500,000	537,340
Junction City, KS Ref & Impt 5.000% 9/01/25	250,000	258,395
Junction City, KS Unlimited GO 4.100% 09/01/20	100,000	107,127
Junction City, KS Unlimited GO 4.250% 09/01/21	100,000	106,990
Junction City, KS Unlimited GO 4.400% 09/01/22	100,000	107,120
Leavenworth Cnty, KS USD #453 GO Improvement & Refunding 5.125% 03/01/29	1,000,000	1,071,840
Manhattan, KS GO 5.000% 11/01/28	130,000	140,893
Montgomery Cnty, KS USD #446 5.000% 09/01/33	250,000	258,627
Newton, KS Unlimited GO 4.750% 09/01/29	435,000	458,020
Park City, KS 6.000% 12/01/29	500,000	564,590
Park City, KS GO Ref & Impr 5.375% 12/01/25	250,000	258,197
Salina, KS GO 4.625% 10/01/27	200,000	208,930
Sedgwick Cnty, KS Uni Sch Dist #262 5.000% 09/01/28	500,000	532,550
Seward Cnty, KS Unlimited GO Hospital Ref & Imvt 5.000% 08/01/40	500,000	502,880
Shawnee Cnty, KS GO 5.000% 09/01/16	655,000	754,763
Wyandotte Cnty, KS GO 5.000% 08/01/27	500,000	533,040
		10,786,176
Health Care (21.6%)
KS St Dev Fin Auth Lease Rev Univ Kansas Tenant 5.000% 06/15/39	1,000,000	1,008,450
KS St Dev Fin Auth Rev Adventist Health 5.150% 11/15/23	250,000	266,090
KS St Dev Fin Auth Rev Adventist Health 5.250% 11/15/24	250,000	265,415
KS St Dev Fin Auth Rev Adventist Health 5.500% 11/15/29	100,000	107,091
KS St Dev Fin Auth Rev Adventist Health 5.750% 11/15/34	250,000	256,345
KS Dev Fin Auth (Hays Medical Center) 5.000% 11/15/22	500,000	517,265
KS Dev Fin Auth Stormont-Vail Healthcare 5.125% 11/15/36	500,000	499,400
*KS Dev Fin Auth (Stormont Vail) Hlth Care Rev - Unrefunded 5.375% 11/15/24	1,365,000	1,368,508
KS Health Facs Hays Medical Center 5.000% 05/15/25	250,000	247,740
KS Health Facs Hays Medical Center 5.000% 05/15/35	1,000,000	951,600
Lawrence, KS (Memorial Hospital) Rev 5.125% 07/01/26	500,000	505,655
Lawrence, KS (Memorial Hospital) Rev 5.125% 07/01/36	300,000	294,903
Manhattan, KS Hosp Rev Mercy Health Center 5.500% 08/15/20	250,000	250,127
Manhattan, KS (Mercy Health Center) Hosp Rev 5.200% 08/15/26	250,000	250,092
Olathe, Health Fac Rev (Med Center) 5.000% 09/01/29	500,000	500,335
Olathe, KS (Medl Ctr) Hlth 5.000% 09/01/30	250,000	246,202
Sedgwick Cnty, KS Health Care Rev (Catholic Care Center) 5.000% 08/01/25	1,000,000	1,004,660
Univ KS Hosp Auth (KU Health) 5.000% 09/01/26	100,000	101,534
Wichita, KS (Via Christi Health System) Rev 5.625% 11/15/31	1,100,000	1,105,038
		9,746,450
Housing (5.2%)
Kansas City, KS Mrtge Rev 5.900% 11/01/27	165,000	165,116
*Olathe, KS Multifamily Hsg (Bristol Pointe) Rev Ref. 5.700% 11/01/27	2,210,000	2,212,144
		2,377,260
Other Revenue (17.2%)
Coffeyville, KS Pub Bldg (Coffeyville Medl. Center) Rev 5.000% 08/01/22	250,000	250,483
Dodge City, KS Sales Tax Rev 5.250% 06/01/31	1,000,000	1,059,380
KS St Dev Fin Auth Lease Rev (Juvenile Justice) 5.250% 05/01/13	570,000	570,450
KS Dev Fin Auth (KS St Project) Rev Prerefunded 5.000% 10/01/17	130,000	130,891
KS Dev Fin Auth (KS St Projects) Rev Unrefunded 5.000% 10/01/17	120,000	120,802
*KS Dev Fin Auth Rev (KS St. Projects) 5.000% 05/01/26	1,335,000	1,398,693
KS St Dev Fin Auth Rev State of KS Projects 5.000% 11/01/34	500,000	514,595
KS Dev Fin Auth Rev (Dept Admin) 5.000% 11/01/25	250,000	265,835
KS Dev Fin Auth Rev (KS St Projects) 5.250% 11/01/25	250,000	272,570
KS Dev Fin Auth Rev (Athletic Facs. Univ of KS) 5.000% 06/01/33	250,000	254,020
KS Dev Fin Auth Rev (KS St Projects) 5.000% 05/01/35	250,000	256,438
Lincoln Cnty, KS Public Bldg (Lincoln Cnty Hosp) 5.000% 03/01/28	125,000	135,691
Manhattan, KS Sales Tax Rev Downtown Redevelopment 5.250% 12/01/26	195,000	199,785
Manhattan, KS Spl Oblig Rev North Proj Area - Downtown A 5.000% 12/01/26	500,000	503,455
Manhattan, KS Sales Tax Rev 4.500% 12/01/25	500,000	509,895
Manhattan, KS Sales Tax Rev 5.000% 12/01/32	1,000,000	1,025,670
Topeka Pub. Bldg Comm Lease Rev Social & Rehab Project 5.000% 06/01/22	255,000	280,543
		7,749,196
Transportation (6.5%)
Kansas Dept Transportation Highway Rev 5.000% 03/01/23	250,000	263,508
KS Dev Fin Auth Rev (Road Revolving Fund) 4.625% 10/01/26	250,000	265,160
KS Turnpike Auth Rev 5.250% 09/01/21	500,000	525,425
KS Turnpike Auth Rev 5.000% 09/01/24	330,000	342,497
KS Turnpike Auth Rev 5.000% 09/01/25	750,000	778,403
Overland Park KS Trans Dev Dist Sales Tax Rev Oak Park Mall 5.200% 04/01/20	480,000	505,114
Puerto Rico Highway Rev 4.950% 07/01/26	250,000	252,090
		2,932,197
Utilities (17.9%)
Burlington, KS PCR (Gas & Elec.) 5.300% 06/01/31	1,000,000	1,008,030
Burlington, KS PCR (Gas & Elec.) 4.850% 06/01/31	250,000	238,330
KS Dev Fin Auth (Water Pollution Control) Rev 5.250% 11/01/22	1,000,000	1,061,840
KS Dev Fin Auth (Water Pollution Control) 5.000% 11/01/23	1,000,000	1,059,100
KS Dev Fin Auth Rev (Water Pollution) 5.000% 11/01/28	250,000	257,105
Puerto Rico Electric Power Auth Power Rev 5.250% 07/01/26	750,000	766,965
Wamego, KS PCR (Kansas Gas & Electric Project) 5.300% 06/01/31	750,000	753,270
Wichita, KS Water & Sewer Util Rev 5.250% 10/01/18	1,465,000	1,555,098
Wichita, KS Water & Sewer Util Rev 5.000% 10/01/28	500,000	509,175
Wichita, KS Water & Sewer Rev 5.000% 10/01/23	100,000	109,041
Wyandotte Cnty, KS Govt Utility Sys Rev 5.000% 09/01/29	500,000	531,490
Wyandotte Cnty, KS Utility Rev 5.000% 09/01/36	250,000	249,248
		8,098,692

TOTAL MUNICIPAL BONDS (COST: $43,060,051)		$44,246,364

SHORT-TERM SECURITIES (1.1%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market 0.010% (COST: $485,160)	485,160	$485,160

TOTAL INVESTMENTS IN SECURITIES (COST: $43,545,211) (99.0%)		$44,731,524
OTHER ASSETS LESS LIABILITIES (1.0%)		443,680

NET ASSETS (100.0%)		$45,175,204

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases. The Fund had no when-issued purchases as of July 29, 2011.
^Variable rate security; rate shown represents rate as of July 29, 2011.

The accompanying notes are an integral part of these financial statements.

KANSAS INSURED INTERMEDIATE FUND

PORTFOLIO MARKET SECTORS July 29, 2011

General Obligation	65.20%
Other Revenue	13.30%
Utilities	5.70%
Health Care	5.60%
Cash Equivalents and Other	3.40%
Education	3.10%
Housing	2.10%
Transportation	1.60%
100.0%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS July 29, 2011

	Principal	Fair
	Amount	Value

MUNICIPAL BONDS (96.6%)

Education (3.1%)
Johnson Cnty, KS Community College Student Commons & Parking 5.000% 11/15/19	$235,000	$242,391
KS Dev Fin Auth Rev (KS St Projects) 4.375% 11/01/18	100,000	112,414
Washburn Univ. (Living Learning Ctr.) Bldg. Rev 5.000% 07/01/19	255,000	262,140
		616,945
General Obligation (65.2%)
*Butler Cnty, KS USD #402 5.250% 09/01/21	560,000	625,895
*Butler Cnty, KS USD #385 5.000% 09/01/18	500,000	575,465
Cowley Cnty, KS USD #470 5.500% 09/01/21	100,000	113,872
Cowley Cnty, KS USD #470 4.750% 09/01/23	100,000	107,509
Cowley Cnty, KS USD #470 4.750% 09/01/27	490,000	510,384
Cowley Cnty, KS USD #465 (Winfield) 5.250% 10/01/14	140,000	153,643
Dickinson Cnty, KS USD #473 4.500% 09/01/22	215,000	235,642
Douglas Cnty, KS USD #491 Eudora Schools 5.500% 09/01/24	250,000	275,848
Douglas Cnty, KS Uni Sch Dist 491 Eudora Sch Bldg 5.000% 09/01/23	375,000	407,640
Ford Cnty, KS Sales Tax - Ser A 4.500% 09/01/24	500,000	526,430
Franklin Cnty, KS USD# 290 4.000% 09/01/16	100,000	105,700
Harvey Cnty, KS USD #373 (Newton) 4.000% 09/01/18	250,000	269,130
Johnson Cnty, KS USD #232 (Desoto) 5.000% 09/01/15	100,000	116,370
Johnson City KS USD #233 4.000% 09/01/18	150,000	167,523
*Junction City, KS Unlimited GO 4.100% 09/01/20	500,000	535,635
Junction City, KS Unlimited GO 4.500% 09/01/23	100,000	105,457
Junction City, KS Unlimited GO 3.000% 09/01/16	315,000	332,927
Leavenworth Cnty, KS USD #453 GO Improvement & Refunding 5.250% 03/01/24	200,000	221,310
Leavenworth Cnty, KS USD #453 4.750% 09/01/25	300,000	318,648
Leoti, KS USD #467 5.000% 10/01/18	100,000	116,329
Miami Cnty KS USD #416 Louisberg 4.000% 09/01/13	50,000	52,739
Miami Cnty USD #416 Louisburg 5.000% 09/01/20	275,000	294,121
Montgomery Cnty, KS USD #446 4.000% 09/01/19	150,000	160,575
Neosho Cnty, KS USD #413 5.000% 09/01/20	345,000	365,969
Newton, KS Unlimited GO 5.000% 09/01/21	100,000	113,196
Olathe, Kansas GO 4.000% 10/01/19	100,000	107,493
Park City, KS 5.100% 12/01/20	200,000	226,916
Park City, KS 5.500% 12/01/24	100,000	112,346
Puerto Rico Commonwealth Pub Impvt 5.500% 07/01/19	100,000	109,148
Puerto Rico Commonwealth Pub Impvt 5.250% 07/01/20	140,000	148,187
Puerto Rico Commonwealth Pub Impvt 5.500% 07/01/18	300,000	338,763
Puerto Rico Commonwealth Pub Impvt 5.500% 07/01/20	350,000	367,881
Saline Cnty, KS USD #305 (Salina) GO Ref. 5.500% 09/01/15	190,000	190,872
Sedgwick Cnty, KS USD #261 5.000% 11/01/21	250,000	269,635
Sedgwick Cnty, KS USD #262 5.000% 09/01/24	250,000	271,870
Sedgwick Cnty, KS UNI School Dist. #262 5.000% 09/01/18	100,000	118,354
Sedgwick Cnty, KS USD #265 (Goddard) 4.250% 10/01/20	750,000	797,475
Sedgwick Cnty, KS USD #265 (Goddard) 4.500% 10/01/26	250,000	261,275
Sedgwick Cnty, KS USD #266 Maize 5.250% 09/01/19	515,000	600,469
Sedgwick Cnty, KS USD #266 Maize School 5.250% 09/01/20	360,000	410,954
Shawnee Cnty, KS USD #437 (Auburn-Washburn) GO Ref. 5.000% 09/01/14	485,000	487,304
Wichita, KS GO 4.500% 09/01/22	150,000	160,686
Wichita, KS GO 4.750% 09/01/27	180,000	190,674
Wyandotte Cnty, KS Gov Unltd GO 5.000% 08/01/19	150,000	164,348
Wyandotte Cnty, KS. GO 5.000% 08/01/25	250,000	270,710
Wyandotte Cnty, KS USD # 202 5.250% 09/01/18	100,000	115,498
Wyandotte Cnty, KS USD #500 GO 5.250% 09/01/13	250,000	275,023
		12,803,838
Health Care (5.6%)
*KS Dev Fin Auth. (Stormont Vail) Hlth. Care Rev 5.750% 11/15/12	595,000	603,711
Manhattan, KS Hosp. Rev Mercy Health Center 5.500% 08/15/20	500,000	500,255
		1,103,966
Housing (2.1%)
KS Dev Fin Auth. (Sec. 8) Rev Ref. 6.400% 01/01/24	250,000	250,060
Olathe, KS Multifamily Hsg. (Bristol Pointe) Rev Ref. 5.250% 11/01/12	160,000	160,141
		410,201
Other Revenue (13.3%)
Dodge City, KS Sales Tax Rev 5.000% 06/01/21	310,000	345,687
Dodge City, KS Sales Tax Rev 4.400% 06/01/25	350,000	365,295
Dodge City KS Sales Tax Rev 4.500% 06/01/28	100,000	101,610
KS Dev Fin Auth Public Water 5.000% 04/01/24	100,000	103,057
KS Dev Fin Auth Kansas Projects 5.250% 10/01/22	100,000	104,990
KS Dev Fin Auth Rev (KS St Projects) Unrefunded 5.000% 10/01/17	115,000	115,768
KS Dev Fin Auth Rev (KS St Projects) 4.100% 05/01/2019	250,000	267,048
KS Dev Fin Auth Rev (KS St Projects) 5.250% 11/01/25	100,000	109,028
Lincoln Cnty, KS Public Bldg (Lincoln Cnty Hosp) 5.000% 03/01/28	125,000	135,691
Neosho Cnty, KS Sales Tax Rev 4.000% 10/01/23	500,000	510,685
Sumner Cnty, KS Sales Tax Rev 5.000% 10/01/14	400,000	451,936
		2,610,795
Transportation (1.6%)
KS Turnpike Auth Rev 4.875% 09/01/27	100,000	104,904
KS Turnpike Auth Rev 5.000% 09/01/24	200,000	207,574
		312,478
Utilities (5.7%)
Puerto Rico Electric Power Auth 5.000% 07/01/16	155,000	173,969
Puerto Rico Electric Rev 5.250% 07/01/25	250,000	259,025
Topeka, KS Utilities Rev 4.250% 08/01/21	150,000	151,530
Wichita, KS Water & Sewer Rev 5.000% 10/01/23	200,000	218,082
Wyandotte Cnty Utility Rev 5.000% 09/01/27	100,000	104,358
Wyandotte Cnty, KS Govt Utility Sys Rev 5.000% 09/01/24	200,000	218,156
		1,125,120

TOTAL MUNICIPAL BONDS (COST: $18,521,701)		$18,983,343

SHORT-TERM SECURITIES (1.5%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market 0.010% (COST: $292,951)	292,951	$292,951

TOTAL INVESTMENTS IN SECURITIES (COST: $18,814,652) (98.1%)		$19,276,294
OTHER ASSETS LESS LIABILITIES (1.9%)		364,899

NET ASSETS (100.0%)		$19,641,193

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases. The Fund had no when-issued purchases as of July 29, 2011.
^ Variable rate security; rate shown represents rate as of July 29, 2011.

The accompanying notes are an integral part of these financial statements.

NEBRASKA MUNICIPAL FUND

PORTFOLIO MARKET SECTORS July 29, 2011

Utilities	26.80%
Education	24.70%
General Obligation	24.10%
Health Care	11.40%
Other Revenue	5.00%
Cash Equivalents and Other	3.30%
Housing	2.50%
Transportation	2.20%
100.0%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS July 29, 2011

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (96.7%)

Education (24.7%)
Douglas Cnty Ed Fac Rev Creighton Univ 5.500% 07/01/30	$350,000	$358,291
Douglas Cnty Ed Fac Rev Creighton Univ 5.875% 07/01/40	1,500,000	1,617,060
NE St Colleges Student Fees (Wayne State Col) 4.000% 07/01/30	200,000	191,416
Metropolitan Community College South Omaha Bldg Proj 4.500% 03/01/26	1,000,000	1,022,700
NE Educ Fin Auth (Wesleyan Univ) Rev 5.500% 04/01/27	1,000,000	1,002,530
Nebraska Edl Fin Auth Rev Ref - Clarkson College Project 5.050% 09/01/30	250,000	252,885
Polk Cnty School Dist #15 4.000% 12/15/31	400,000	372,844
Univ of NE Fac Corp Deferred Maintenance 5.000% 07/15/20	500,000	557,260
Univ NE Univ Revs Kearney Student Fees & Facs 5.000% 07/01/35	600,000	614,454
Univ NE Board of Regents Student Facs 5.000% 05/15/32	250,000	259,610
Univ NE Board of Regents (Heath & Rec Proj) 5.000% 05/15/33	600,000	625,074
Univ NE Univ Rev Lincoln Student Fee 4.000% 07/01/24	250,000	255,465
Univ NE Omaha Student Hsg Project 4.500% 05/15/30	250,000	255,240
Univ NE Omaha Student Hsg Project 5.000% 05/15/35	275,000	282,793
Univ NE (U of NE - Lincoln Student Fees) Rev 5.125% 07/01/32	250,000	253,725
Univ NE Univ Rev Lincoln Student Facs 5.000% 07/01/28	250,000	257,148
Univ Puerto Rico 5.000% 06/01/17	650,000	670,787
		8,849,282
General Obligation (24.1%)
Douglas Cnty, NE SD #010 (Elkhorn Public Schools) GO 4.500% 12/15/23	250,000	250,452
Douglas Cnty, NE SD #010 (Elkhorn Public Schools) 4.500% 12/15/26	500,000	501,105
Douglas Cnty, NE School Dist #59 4.550% 12/15/32	635,000	637,915
Douglas Cnty School Dist #59 Bennington Public Schools 4.000% 12/15/28	250,000	244,955
#Hall Cnty, NE Refunding GO 4.000% 12/15/29	250,000	248,895
Hall Cnty, NE School Dist #2 Grand Island 5.000% 12/15/23	500,000	541,090
Knox Cnty School Dist #0583 Verdigre Schools 4.500% 12/15/29	250,000	251,700
Lancaster Cnty, NE School Dist #1 (Lincoln Public Schools) GO 5.250% 01/15/22	500,000	512,745
Lancaster Cnty School Dist #160 Norris Schools 4.250% 12/15/25	400,000	400,808
Lincoln-Lancaster Cnty Neb Pub Bldg Lease Rev 4.000% 10/15/30	100,000	100,701
Madison Cnty School Dist #2 (Norfolk) 5.000% 12/15/25	1,545,000	1,632,663
Omaha, NE Various Purpose 5.000% 05/01/22	250,000	261,227
Omaha, NE Various Purpose 4.250% 10/15/26	500,000	516,280
Omaha, NE Unlimited GO 5.000% 10/15/25	250,000	278,265
Papillion, NE GO 4.350% 12/15/27	250,000	251,030
Sarpy Cnty School Dist#27 Papillion-LA Vista GO 5.000% 12/01/28	250,000	265,580
Puerto Rico Commonwealth Public Improvement 5.500% 07/01/21	500,000	525,495
Saunders Cnty, NE GO 5.000% 11/01/30	250,000	250,275
Saunders Cnty, NE GO 4.250% 12/15/21	515,000	516,679
Scotts Bluff Cnty NE Sch Dist #32 GO Building Bonds 4.300% 12/15/29	440,000	442,781
		8,630,641
Health Care (11.4%)
Adams Cnty, NE Hosp Auth #1 Hosp Rev (Mary Lanning Memorial Hosp) 5.300% 12/15/18	250,000	250,150
Adams Cnty, NE Hosp Auth #1 Hosp Rev (Mary Lanning Memorial Hosp) 5.250% 12/15/33	250,000	250,320
Douglas Cnty, NE Hosp Auth #001 (Alegent Hlth - Immanuel Med Ctr) Rev 5.250% 09/01/21	250,000	248,852
Douglas Cnty, NE Hosp Auth #002 (Nebraska Medical Center) 5.000% 11/15/16	250,000	279,595
Douglas Cnty, NE (Catholic Health Corp) Rev 5.375% 11/15/15	130,000	130,084
Douglas Cnty, NE Hosp Methodist Health 5.500% 11/01/38	500,000	484,015
Douglas Cnty, NE Hosp Methodist Health 5.500% 11/01/38	415,000	421,843
*Lancaster Cnty, NE Hosp Auth #1 (BryanLGH Medical Center Project) 4.750% 06/01/21	1,000,000	1,011,530
NE Invmt Fin Auth (Great Plains Regional Medical Center) Rev 5.450% 11/15/22	750,000	756,248
NE Elem & Secondary Sch Auth Edl Facs Rev 4.750% 09/01/28	250,000	257,450
		4,090,087
Housing (2.5%)
Lancaster Cnty NE, Hosp Auth #1 Immanuel Oblig Group 5.500% 01/01/30	250,000	251,502
NE Invmt Fin Auth Multifamily Hsg Rev 6.200% 06/01/28	135,000	135,286
Sarpy Cnty NE Hosp Auth #1 Immanuel Oblig Group 5.500% 01/01/30	500,000	503,340
		890,128
Other Revenue (5.0%)
Omaha Convention Hotel Corp 5.000% 02/01/35	500,000	502,135
*Omaha, NE (Riverfront Project) Special Obligation 5.500% 02/01/29	1,000,000	1,016,550
Puerto Rico Sales Tax Fin First Sub-SER A 5.000% 08/01/24	250,000	263,465
		1,782,150
Transportation (2.2%)
Lincoln, NE Parking Rev 5.500% 08/15/31	500,000	541,155
Puerto Rico Highway Rev 4.950% 07/01/26	250,000	252,090
		793,245
Utilities (26.8%)
Cornhusker Public Power Dist Electric Rev 4.650% 07/01/29	250,000	254,077
Cornhusker Public Power 4.100% 07/01/30	250,000	248,593
Dawson Cnty Public Power Electric Sys Rev 4.750% 12/01/32	250,000	252,873
Fremont, NE Combined Utilities Rev 5.000% 10/15/21	500,000	502,025
*Lincoln, NE Elec Syst Rev 5.000% 09/01/21	1,000,000	1,028,860
Lincoln, NE Elec Syst Rev 5.000% 09/01/31	250,000	260,415
Lincoln, NE San Swr Rev 4.500% 06/15/29	250,000	253,353
Lincoln, NE Water Rev 5.000% 08/15/22	575,000	585,787
Lincoln, NE Water Rev 4.000% 08/15/25	250,000	259,158
Lincoln, NE Water Rev 4.500% 08/15/34	250,000	252,795
Municipal Energy Agy of NE Power Supply Rev 5.125% 04/01/24	195,000	212,396
Nebraska Pub Power Dist Rev 4.000% 01/01/31	250,000	230,400
Omaha, NE Metropolitan Utility Water Dist Rev 4.375% 12/01/26	400,000	409,824
Omaha Public Power Rev Electric Rev 5.250% 02/01/23	250,000	275,243
Omaha Public Power Rev 5.500% 02/01/33	100,000	106,278
Omaha, NE Public Power Electric Rev 5.000% 02/01/34	1,000,000	1,013,480
Omaha, NE Public Power Dist Elec Syst Rev 6.200% 02/01/17	650,000	758,888
Omaha, NE Public Power Dist (Electric Rev) 4.750% 02/01/25	250,000	261,483
Omaha, NE Public Power Dist (Electric Rev) 4.300% 02/01/31	100,000	95,539
NE Public Pwr Generation Rev Whelan Energy 5.000% 01/01/24	250,000	259,560
Public Power Generation Agy Whelan Energy Rev 5.000% 01/01/32	500,000	501,740
Public Power Generation Agy Whelan Energy Center 5.000% 01/01/27	250,000	261,350
Puerto Rico Electric Rev 5.250% 07/01/25	250,000	259,025
Southern Public Power Dist 5.000% 12/15/23	250,000	269,085
*Washington Cnty NE Wastewater Facs Rev (Cargill Project) 4.850% 04/01/35	800,000	767,656
		9,579,883

TOTAL MUNICIPAL BONDS (COST: $33,891,783)		$34,615,416

SHORT-TERM SECURITIES (3.1%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market 0.010% (COST: $1,114,629)	1,114,629	$1,114,629

TOTAL INVESTMENTS IN SECURITIES (COST: $35,006,412) (99.8%)		$35,730,045
OTHER ASSETS LESS LIABILITIES (0.2%)		77,911

NET ASSETS (100.0%)		$35,807,956

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
# When-issued purchase as of July 29, 2011.
^ Variable rate security; rate shown represents rate as of July 29, 2011.

The accompanying notes are an integral part of these financial statements.

OKLAHOMA MUNICIPAL FUND

PORTFOLIO MARKET SECTORS July 29, 2011

Education	35.40%
Utilities	26.80%
Other Revenue	15.10%
Transportation	5.80%
Cash Equivalents and Other	5.20%
Housing	4.50%
Health Care	3.80%
General Obligation	3.30%
Prerefunded	0.10%
100.0%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS July 29, 2011

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (94.8%)

Education (35.4%)
Claremore OK Student Hsg Rev (Rogers Univ) 5.750% 09/01/34	$500,000	$505,765
Edmond Economic Dev Auth OK Student Hsg Rev 5.375% 12/01/19	100,000	100,024
Edmond Economic Dev Auth OK Student Hsg Rev 5.500% 12/01/28	865,000	783,214
McClain Cnty, OK Econ Dev Auth Ed Lease Rev (Purcell Schs) 4.250% 09/01/20	335,000	344,269
OK Board of Regents for OK ST Univ Rev 4.375% 08/01/35	200,000	186,602
OK Community College Student Fac Rev 4.375% 7/01/30	750,000	711,120
OK Colleges Board of Regents (NE State Univ Ctr) Rev 5.100% 03/01/16	140,000	140,126
OK Colleges Board of Regents (NE State Univ Ctr) Rev 5.150% 03/01/21	100,000	100,044
OK Colleges Board of Regents (Univ of Central OK) 5.600% 08/01/20	150,000	151,543
OK Colleges Board of Regents (Univ of Central OK) 5.700% 08/01/25	390,000	393,966
OK Dev Fin Auth Lease Rev Master St Higher Ed 4.400% 12/01/29	250,000	251,367
OK Dev Fin Auth (OK State Syst Higher Ed) 4.900% 12/01/22	200,000	204,384
OK Dev Fin Auth OK State Higher Ed (Master Lease) 4.500% 06/01/26	250,000	260,402
OK Dev Fin Auth (Seminole State College) 5.125% 12/01/27	150,000	153,829
OK Dev Fin Auth (Langston Univ Stadium) 5.000% 07/01/27	250,000	257,555
OK Capital Impvt Auth (Higher Ed Project) Rev 5.000% 07/01/22	500,000	528,135
OK Capital Impvt Auth (Higher Ed Project) 5.000% 07/01/24	250,000	261,115
*OK Capital Impvt Auth (Higher Ed Project) Rev 5.000% 07/01/30	1,000,000	1,032,530
Rural Enterprises, OK Inc Okmulgee Student Hsg Proj Ser A 5.625% 12/01/20	140,000	139,828
Rural Enterprises, OK Inc Okmulgee Student Hsg Proj Ser A 5.700% 12/01/25	220,000	213,070
Rural Enterprises, OK Inc Okmulgee Student Hsg Proj 5.750% 12/01/30	250,000	233,923
Rural Enterprises, OK Inc Student Hsg (Connors College) 5.550% 11/01/21	250,000	250,430
Rural Enterprises, OK Inc Student Hsg (Connors College) 5.650% 11/01/31	375,000	356,516
Rural Enterprises, OK Inc USAOF Student Hsg 5.550% 11/01/21	250,000	251,112
Rural Enterprises, OK Inc USAOF Student Hsg 5.650% 11/01/31	250,000	243,932
Texas Cnty, OK Dev Auth (OPSU Student Hsg) 5.250% 11/01/23	250,000	219,318
Univ of OK Board of Regents (Research Fac) Rev 4.800% 03/01/28	670,000	678,321
Univ of OK Board of Regents (Multi Facs) Rev 4.750% 06/01/29	250,000	253,927
OK Board of Regents (Univ of OK) 4.125% 07/01/26	250,000	253,912
Board of Regents (OK Univ Science Center) 5.000% 07/01/36	1,000,000	1,018,380
Univ of OK Board of Regents Student Hsg Rev 5.000% 11/01/27	1,000,000	1,010,930
Univ of OK Student Hsg (Cameron Univ) Rev 5.500% 07/01/23	250,000	264,010
		11,753,599
General Obligation (3.3%)
#Broken Arrow Untld GO 4.125% 08/01/31	250,000	246,465
Oklahoma City, OK 4.250% 03/01/22	110,000	114,634
Tulsa, OK GO 4.500% 03/01/23	700,000	731,990
		1,093,089
Health Care (3.8%)
OK Dev Fin Auth (St John Health Syst) Rev Ref - Unrefunded 5.750% 02/15/25	125,000	125,077
OK Dev Fin Auth (St John Health Syst) Rev Ref - Unrefunded 6.000% 02/15/29	100,000	100,052
OK Dev Fin Auth (St John Health Syst) 5.750% 02/15/25	50,000	50,006
OK Dev Fin Auth (St Ann's Retirement Village) Rev 5.000% 12/01/28	500,000	491,975
Rural Enterprises, OK Inc OK Govt Fin (Cleveland Cnty Hlth) 5.000% 11/01/21	250,000	247,537
Tulsa Cnty Ind Auth Health Fac 4.600% 02/01/35	250,000	244,362
		1,259,009
Housing (4.5%)
OK Hsg Fin Agency Single Family Homeownership 5.250% 09/01/21	40,000	40,009
OK Hsg Fin Agency Single Family Homeownership 5.850% 09/01/20	10,000	10,002
*Oklahoma Hsg Fin 5.050% 09/01/23	635,000	639,077
Oklahoma Hsg Fin 5.150% 09/01/29	320,000	320,211
Oklahoma Hsg Fin 5.200% 09/01/32	325,000	321,041
Oklahoma Hsg Fin Agy Single Family Mtg Rev 5.100% 03/01/17	70,000	72,755
Oklahoma Hsg Fin Agy Single Family Mtg Rev 5.100% 09/01/17	70,000	73,076
		1,476,171
Other Revenue (15.1%)
Collinsville OK Mun Auth Sales Tax Rev 5.000% 03/01/35	275,000	274,854
Collinsville OK Mun Auth Sales Tax Rev 5.000% 03/01/40	250,000	245,663
Durant OK Community Fac Auth Sales Tax Rev 5.500% 11/01/19	250,000	267,238
Oklahoma City, OK Public Auth (OKC Fairgrounds Fac) 5.500% 10/01/19	250,000	276,225
OK Dev Fin Auth (DHS Lease Rev) Series 2000A 5.600% 03/01/15	280,000	280,218
OK Dev Fin Auth (Lease Rev) Law Enforcement 5.100% 06/01/27	120,000	121,374
OK Dev Fin Auth OK Dept of Corrections (McLoud Fac) 4.600% 04/01/22	250,000	255,490
OK Dev Fin Auth OK Dept of Corrections (McLoud Fac) 4.650% 04/01/23	250,000	254,655
OK Capital Impvt Auth (Supreme Court Proj) 4.500% 07/01/26	500,000	513,235
OK Capital Impvt Auth (OK St Bureau of Investigation) 4.375% 07/01/22	100,000	105,157
OK Capital Impvt Auth (OK St Bureau of Investigation) 4.375% 07/01/23	100,000	104,217
OK Capital Impvt Auth (OK St Bureau of Investigation) 4.500% 07/01/24	200,000	209,620
*OK State Student Loan Auth 5.625% 06/01/31	150,000	151,422
Pawnee Cnty OK Pub Programs Auth Sales Tax Rev 4.875% 02/01/30	250,000	253,293
Rogers Cnty Okla Indl Dev Auth Cap Impt Rev 4.900% 04/01/35	500,000	507,600
Tulsa Airport Improvement Rev 5.000% 06/01/23	420,000	408,958
Tulsa Airport Improvement Rev 5.000% 06/01/24	230,000	220,395
Tulsa Airport Improvement Rev 5.250% 06/01/25	245,000	236,173
Tulsa Airport Improvement Rev 5.250% 06/01/26	360,000	342,320
		5,028,107
Prerefunded (0.1%)
OK Transportation Auth Turnpike Sys Rev Prerefunded 5.000% 01/01/21	10,000	10,203

Transportation (5.8%)
Oklahoma City Airport Trust Jr Lien Refunding Series B 5.000% 07/01/19	250,000	274,775
Oklahoma City Airport Trust Jr Lien Refunding Series B 5.000% 07/01/21	250,000	271,903
OK Capital Impvt Auth (State Highway) 5.000% 06/01/14	250,000	275,870
OK Transportation Auth Turnpike Sys Rev Unrefunded 5.000% 01/01/21	90,000	90,936
Tulsa, OK Arpts Impt Tr Gen Rev Ref 5.000% 06/01/19	125,000	130,433
Tulsa, OK Arpts Impt Tr Gen Rev Ref 5.000% 06/01/19	125,000	130,433
Tulsa, OK Arpts Impt Tr Gen Rev Ref 5.750% 06/01/31	500,000	505,430
Tulsa, OK Arpts Impt Tr Gen Rev Ref 6.000% 06/01/23	250,000	252,008
		1,931,788
Utilities (26.8%)
*Drumright OK Utility Sys Rev 4.750% 02/01/36	450,000	434,804
Edmond, OK Pub Wks Auth Util Rev 4.850% 01/01/24	155,000	159,731
Edmond, OK Pub Wks Auth Util Rev 4.750% 07/01/24	250,000	259,875
Edmond, OK Pub Wks Auth Sales Tax & Util Sys Rev 4.750% 07/01/23	200,000	205,294
Glenpool Utility Rev 5.100% 12/01/35	250,000	256,895
Grand River Dam Authority Rev 5.250% 06/01/40	1,500,000	1,561,395
Jenks Aquarium Auth Rev 5.250% 07/01/29	500,000	516,975
McAlester, OK Public Works Auth 5.100% 02/01/30	100,000	102,441
Midwest City, OK Capital Impvt 5.375% 09/01/24	500,000	505,740
Oklahoma City, OK Water Utility Trust (Water & Sewer) Rev 5.000% 07/01/29	425,000	438,694
Oklahoma City OK Water Utility Rev 5.000% 07/01/34	250,000	253,768
Oklahoma City, OK Water Utility Trust (Water & Sewer) Rev 4.000% 07/01/34	250,000	233,488
Oklahoma City, OK Water Utility 5.000% 07/01/31	250,000	270,893
*OK Municipal Power Auth Rev 5.750% 01/01/24	2,230,000	2,568,046
*OK State Water (Loan Program) Rev 5.100% 09/01/16	40,000	40,044
Sallisaw, OK Mun Auth Util Sys Rev Ref 4.450% 01/01/28	100,000	100,780
Sapulpa Municipal Authority Utility Rev 5.125% 01/01/32	250,000	256,343
Tulsa Metropolitan Auth Utility Rev 4.250% 05/01/26	100,000	102,105
Tulsa Metropolitan Auth Utility Rev 4.500% 05/01/27	610,000	625,024
		8,892,335

TOTAL MUNICIPAL BONDS (COST: $30,955,006)		$31,444,301

SHORT-TERM SECURITIES (5.3%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market 0.010% (COST: $1,747,847)	1,747,847	$1,747,847

TOTAL INVESTMENTS IN SECURITIES (COST: $32,702,853) (100.1%)		$33,192,148
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%)		(36,586)

NET ASSETS (100.0%)		$33,155,562

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
# When-issued purchase as of July 29, 2011.
^ Variable rate security; rate shown represents rate as of July 29, 2011.

The accompanying notes are an integral part of these financial statements.

MAINE MUNICIPAL FUND

PORTFOLIO MARKET SECTORS July 29, 2011

General Obligation	27.40%
Transportation	17.50%
Health Care	17.20%
Education	15.20%
Utilities	8.70%
Other Revenue	6.70%
Housing	5.90%
Cash Equivalents and Other	1.40%
100.0%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS July 29, 2011

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (98.6%)

Education (15.2%)
Maine Educational Loan Auth 4.450% 12/1/25	$100,000	$100,218
Maine Educational Loan Auth Student Loan Rev 5.875% 12/1/39	185,000	192,537
Maine Health & Higher Educ Facs Auth Rev 5.000% 7/1/32	30,000	30,029
Maine Health & Higher Educ Facs Auth Rev Ser A-Bowdoin College 5.125% 7/1/39	715,000	734,441
Maine Health & Higher Educ Facs Auth Rev Unrefunded Bal 5.000% 7/1/23	135,000	144,104
Regional Sch Unit No 1 ME Lower Kennebec Region Sch Unit 5.000% 2/1/26	100,000	105,052
Univ of Puerto Rico 5.000% 6/1/17	500,000	515,990
Univ of Maine System Rev 4.625% 3/1/29	100,000	100,839
Univ of Maine System 4.750% 3/1/37	550,000	542,619
		2,465,829
General Obligation (27.4%)
Bangor, ME 4.000% 9/1/24	155,000	162,097
Brewer, ME GO 4.600% 11/1/17	210,000	213,757
City of Portland, ME 4.125% 10/1/29	100,000	102,010
Gorham, ME Unlimited Tax GO 4.350% 2/1/24	155,000	161,450
Gray, ME Unlimited GO 4.000% 10/15/26	280,000	291,959
Gray, ME Unlimited GO 4.000% 10/15/27	280,000	288,512
Lewiston, ME GO 5.000% 4/1/22	500,000	524,190
Lewiston, ME GO 5.000% 4/1/24	250,000	261,857
Lewiston, ME GO 4.500% 1/15/25	200,000	206,890
Maine School Adminstrative Dist # 51 4.250% 10/15/29	250,000	256,810
Maine State Hsg Auth Energy Recovery Fund 5.000% 6/15/24	250,000	264,460
Portland, ME 4.250% 5/1/29	150,000	151,395
Saco, ME GO 4.000% 4/1/28	100,000	101,016
Scarborough, ME GO 4.400% 11/1/31	250,000	252,398
Scarborough, ME GO 4.400% 11/1/32	480,000	481,997
Westbrook, ME GO 4.250% 10/15/20	180,000	188,084
*Yarmouth, ME 5.000% 11/15/19	500,000	523,770
		4,432,652
Health Care (17.2%)
Maine Health & Higher Educ Facs Auth (Maine Maritime Academy) 5.000% 7/1/25	340,000	351,657
Maine Health & Higher Educ Facs Auth Rev 5.000% 7/1/20	250,000	285,120
Maine Health & Higher Educ Facs Auth Rev 5.000% 7/1/40	250,000	252,153
Maine Health & Higher Educ Facs Auth Rev 6.000% 10/1/13	195,000	213,858
Maine Health & Higher Educ Facs Auth Rev 5.250% 7/1/23	200,000	219,922
Maine Health & Higher Educ Facs Auth Rev 4.500% 7/1/31	200,000	193,716
*Maine Health & Higher Educ Facs Auth Rev 5.000% 7/1/39	510,000	501,743
Maine Health & Higher Educ Facs Auth Rev 5.000% 7/1/22	250,000	269,460
#Maine Hlth & Higher General Med Center 6.650% 7/1/32	500,000	499,105
		2,786,734
Housing (5.9%)
Maine State Hsg Auth 4.375% 11/15/25	100,000	99,102
Maine State Hsg Auth 4.700% 11/15/27	250,000	251,155
Maine State Hsg Auth 5.000% 11/15/29	350,000	355,152
Maine State Hsg Auth 5.150% 11/15/32	250,000	243,343
		948,752
Other Revenue (6.7%)
Maine Governmental Facs Auth Lease Rent Rev 5.000% 10/1/23	125,000	129,509
Maine Municipal Bond Bank (Sewer & Water) Rev 4.900% 11/1/24	100,000	104,086
*Puerto Rico Public Fin Corp Commonwealth Appropriations 5.375% 6/1/18	515,000	646,191
Puerto Rico Sales Tax Fin Corp Sales Tax Rev 5.000% 8/1/26	200,000	202,620
		1,082,406
Transportation (17.5%)
*Maine Municipal Bond Bank Transportation Infrastructure Rev 5.000% 9/1/24	1,000,000	1,104,800
Maine State Turnpike Auth 5.125% 7/1/30	500,000	511,050
Maine State Turnpike Auth 5.000% 7/1/33	450,000	455,125
Portland, ME Airport Rev 5.000% 7/1/32	500,000	504,500
Portland, ME Airport Rev 5.250% 1/1/35	250,000	250,938
		2,826,413
Utilities (8.7%)
Kennebunk, ME Power & Light Dist. 5.000% 8/1/22	500,000	539,435
Portland, ME Water District Rev 4.250% 11/1/27	500,000	509,800
Puerto Rico Electric Power Auth Power Rev 5.000% 7/1/23	100,000	101,970
Puerto Rico Electric Power Auth Power Rev 5.250% 7/1/26	250,000	255,655
		1,406,860

TOTAL MUNICIPAL BONDS (COST: $15,591,411)		$15,949,646

SHORT-TERM SECURITIES (3.8%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market 0.010% (COST: $615,748)	615,748	$615,748

TOTAL INVESTMENTS IN SECURITIES (COST: $16,207,159)(102.4%)		$16,565,394
LIABILITIES IN EXCESS OF OTHER ASSETS (-2.4%)		(388,902)

NET ASSETS		$16,176,492

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
# When-issued purchase as of July 29, 2011.
^ Variable rate security; rate shown represents rate as of July 29, 2011.

The accompanying notes are an integral part of these financial statements.

NEW HAMPSHIRE MUNICIPAL FUND

PORTFOLIO MARKET SECTORS July 29, 2011

General Obligation	39.30%
Health Care	15.10%
Housing	12.70%
Utilities	9.90%
Cash Equivalents and Other	8.10%
Other Revenue	7.50%
Education	5.00%
Transportation	2.40%
100.0%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS July 29, 2011

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (91.9%)

Education (5.0%)
NH Health & Ed Facs Dartmouth College 5.000% 06/01/28	$50,000	$53,557
Univ of Puerto Rico 5.000% 06/01/17	150,000	154,797
		208,354
General Obligation (39.3%)
Concord, NH GO 4.600% 10/15/14	100,000	100,968
*Derry, NH 4.800% 02/01/18	115,000	117,305
Gorham, NH GO 4.850% 04/01/14	65,000	65,096
*Hampton, NH GO 4.000% 12/15/20	200,000	209,538
Hillsborough, NH GO 4.000% 11/01/20	100,000	104,218
Hillsborough, NH GO 4.000% 11/01/21	100,000	104,365
Merrimack Cnty, NH GO 4.250% 12/01/19	100,000	110,972
Merrimack Cnty, NH GO 4.500% 12/01/27	100,000	105,401
New Hampshire Muni Bond Bank 2009 Series D 4.000% 07/15/25	175,000	183,321
New Hampshire State Capital Improvement GO 4.750% 03/01/27	100,000	106,309
Portsmouth, NH GO 4.000% 08/01/19	100,000	106,463
*Rochester, NH GO 4.750% 07/15/20	300,000	318,132
		1,632,088
Health Care (15.1%)
NH Hlth & Educ Facs Auth (Exeter) 5.200% 10/01/11	60,000	60,383
*NH Hlth & Educ Facs Auth (Exeter) 5.500% 10/01/15	120,000	121,886
NH Hlth & Educ Facs Auth (Exeter) 5.625% 10/01/16	20,000	20,320
NH Hlth & Educ Conway Hosp 5.250% 06/01/16	100,000	104,133
NH Hlth & Educ Facs Auth Rev Southern NH Med Center 5.250% 10/01/23	100,000	102,448
NH Hlth & Educ Facs Auth Rev Healthcare Sys-Covenant Hlth-B 5.000% 07/01/24	100,000	101,172
NH Hlth & Educ Facs Auth Rev Dartmouth-Hitchcock 6.000% 08/01/33	115,000	117,400
		627,742
Housing (12.7%)
New Hampshire State Hsg Single Fam Rev 4.900% 07/01/25	90,000	89,803
New Hampshire State Hsg Single Fam Rev 5.000% 07/01/30	85,000	85,167
New Hampshire State Hsg Fin Auth Single Family Mtg Rev 5.350% 07/01/40	100,000	96,467
New Hampshire State Hsg Fin Auth Single Family Mtg Rev 4.625% 07/01/25	150,000	150,722
New Hampshire State Hsg Fin Auth Multi Family Hsg 5.200% 07/01/31	100,000	101,932
		524,091
Other Revenue (7.5%)
New Hampshire St Business Fin Auth Solid Waste Disp Rev - Waste Mgmt Inc 5.200% 05/01/27	150,000	151,559
Puerto Rico Sales Tax Fin First Sub-SER A 5.000% 08/01/24	150,000	158,079
		309,638
Transportation (2.4%)
Puerto Rico Highway Rev 4.950% 07/01/26	100,000	100,836

Utilities (9.9%)
Manchester, NH Water Rev 5.000% 12/01/28	100,000	102,565
*Manchester, NH Water Works Rev 5.000% 12/01/34	250,000	252,195
Puerto Rico Electric Power Auth Power Rev 5.000% 07/01/23	55,000	56,084
		410,844

TOTAL MUNICIPAL BONDS (COST: $3,701,960)		$3,813,593

SHORT-TERM SECURITIES (7.4%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market 0.010% (Cost: $308,952)	308,952	$308,952

TOTAL INVESTMENTS IN SECURITIES (COST: $4,010,912) (99.3%)		$4,122,545
OTHER ASSETS LESS LIABILITIES (0.7%)		27,074

NET ASSETS (100.0%)		$4,149,619

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases. As of July 29, 2011, the Fund had no when-issued purchases.
^ Variable rate security; rate shown represents rate as of July 29, 2011.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities July 29, 2011

		Kansas
	Kansas	Insured	Nebraska
	Municipal	Intermediate	Municipal
	Fund	Fund	Fund
ASSETS
Investments in securities, at cost	$43,545,211	$18,814,652	$35,006,412

Investments in securities, at fair value	$44,731,524	$19,276,294	$35,730,045
Cash	0	100,704	0
Receivable for Fund shares sold	0	0	6,968
Accrued dividends receivable	4	5	9
Accrued interest receivable	630,164	288,866	392,671
Receivable due from broker	0	0	74
Prepaid expenses	1,529	2,883	3,583
Total assets	$45,363,221	$19,668,752	$36,133,350

LIABILITIES
Payable for securities purchased	$0	$0	$248,382
Payable for Fund shares redeemed	79,858	8,000	0
Trustees' fees payable	2,335	1,017	1,803
Payable to affiliates	35,744	9,310	26,769
Accrued expenses	19,895	9,232	15,630
Disbursements in excess of demand deposit cash	50,185	0	32,810
Total liabilities	$188,017	$27,559	$325,394

NET ASSETS	$45,175,204	$19,641,193	$35,807,956

NET ASSETS ARE REPRESENTED BY:
Capital stock outstanding, no par value, unlimited shares authorized	$48,759,316	$20,026,633	$36,811,699
Accumulated net realized gain (loss) on investments	(4,771,961)	(847,604)	(1,732,141)
Accumulated undistributed net investment income (loss)	1,536	522	4,765
Unrealized appreciation (depreciation) on investments	1,186,313	461,642	723,633

NET ASSETS	$45,175,204	$19,641,193	$35,807,956

Shares outstanding	4,247,183	1,750,371	3,508,941
Net asset value per share*	$10.64	$11.22	$10.20
Public offering price (sales charge of 4.25%, 2.75%, and 4.25%, respectively)	$11.11	$11.54	$10.65

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities July 29, 2011

			New
	Oklahoma	Maine	Hampshire
	Municipal	Municipal	Municipal
	Fund	Fund	Fund
ASSETS
Investments in securities, at cost	$32,702,853	$16,207,159	$4,010,912

Investments in securities, at fair value	$33,192,148	$16,565,394	$4,122,545
Receivable for Fund shares sold	17,000	179	0
Accrued dividends receivable	12	5	1
Accrued interest receivable	339,298	157,863	37,893
Receivable due from broker	0	0	1
Prepaid expenses	1,857	1,947	876
Total assets	$33,550,315	$16,725,388	$4,161,316

LIABILITIES
Payable for securities purchased	$248,308	$498,830	$0
Payable for Fund shares redeemed	115	14,138	0
Trustees' fees payable	1,716	821	207
Payable to affiliates	25,800	12,139	4,097
Accrued expenses	14,619	7,869	2,728
Disbursements in excess of demand deposit cash	104,195	15,099	4,665
Total liabilities	$394,753	$548,896	$11,697

NET ASSETS	$33,155,562	$16,176,492	$4,149,619

NET ASSETS ARE REPRESENTED BY:
Capital stock outstanding, no par value, unlimited shares authorized	$34,715,624	$16,123,757	$4,155,035
Accumulated net realized gain (loss) on investments	(2,049,810)	(313,102)	(120,926)
Accumulated undistributed net investment income (loss)	453	7,602	3,877
Unrealized appreciation (depreciation) on investments	489,295	358,235	111,633

NET ASSETS	$33,155,562	$16,176,492	$4,149,619

Shares outstanding	2,950,154	1,502,563	389,267
Net asset value per share*	$11.24	$10.77	$10.66
Public offering price (sales charge of 4.25%, 4.25%, and 4.25%, respectively)	$11.74	$11.25	$11.13

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Operations For the year ended July 29, 2011

		Kansas
	Kansas	Insured	Nebraska
	Municipal	Intermediate	Municipal
	Fund	Fund	Fund
INVESTMENT INCOME
Interest	$2,109,010	$749,144	$1,558,510
Dividends	1,034	605	753
Total investment income	$2,110,044	$749,749	$1,559,263

EXPENSES
Investment advisory fees	$228,274	$100,602	$172,541
Distribution (12b-1) fees	114,137	0	86,271
Transfer agent fees	86,880	38,329	65,496
Accounting service fees	39,136	28,467	34,320
Administrative service fees	62,109	29,562	47,949
Professional fees	12,597	6,015	9,419
Reports to shareholders	5,872	2,265	3,849
License, fees, and registrations	2,081	3,009	6,747
Audit fees	14,872	6,578	11,998
Trustees' fees	5,192	2,303	3,873
Transfer agent out-of-pockets	3,341	834	1,713
Custodian fees	7,798	4,469	6,026
Legal fees	9,051	4,048	6,845
Insurance expense	3,168	1,322	2,248
Total expenses	$594,508	$227,803	$459,295
Less expenses waived or reimbursed	(106,003)	(76,900)	(90,057)
Total net expenses	$488,505	$150,903	$369,238

NET INVESTMENT INCOME	$1,621,539	$598,846	$1,190,025

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$(59,397)	$44,317	$(25,426)
Net change in unrealized appreciation (depreciation) of investments	(263,631)	(299,952)	(16,736)
Net realized and unrealized gain (loss) on investments	$(323,028)	$(255,635)	$(42,162)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,298,511	$343,211	$1,147,863

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Operations For the year ended July 29, 2011

			New
	Oklahoma	Maine	Hampshire
	Municipal	Municipal	Municipal
	Fund	Fund	Fund
INVESTMENT INCOME
Interest	$1,606,100	$692,491	$172,532
Dividends	1,213	282	132
Total investment income	$1,607,313	$692,773	$172,664

EXPENSES
Investment advisory fees	$170,964	$80,619	$19,700
Distribution (12b-1) fees	85,482	40,309	9,850
Transfer agent fees	65,165	30,659	7,485
Accounting service fees	34,412	26,739	21,641
Administrative service fees	47,480	24,485	8,957
Professional fees	9,692	5,061	1,973
Reports to shareholders	3,265	2,104	310
License, fees, and registrations	2,183	2,016	1,235
Audit fees	10,819	5,413	1,320
Trustees' fees	3,911	1,834	442
Transfer agent out-of-pockets	769	1,026	265
Custodian fees	6,507	3,417	1,762
Legal fees	6,809	3,209	769
Insurance expense	2,366	1,093	259
Total expenses	$449,824	$227,984	$75,968
Less expenses waived or reimbursed	(83,962)	(55,460)	(33,809)
Total net expenses	$365,862	$172,524	$42,159

NET INVESTMENT INCOME	$1,241,451	$520,249	$130,505

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$(80,894)	$46,055	$10,198
Net change in unrealized appreciation (depreciation) of investments	27,718	(217,229)	(35,310)
Net realized and unrealized gain (loss) on investments	$(53,176)	$(171,174)	$(25,112)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,188,275	$349,075	$105,393

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the year ended July 29, 2011

		Kansas
	Kansas	Insured	Nebraska
	Municipal	Intermediate	Municipal
	Fund	Fund	Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,621,539	$598,846	$1,190,025
Net realized gain (loss) from investment transactions	(59,397)	44,317	(25,426)
Net change in unrealized appreciation (depreciation) on investments	(263,631)	(299,952)	(16,736)
Net increase (decrease) in net assets resulting from operations	$1,298,511	$343,211	$1,147,863

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	$(1,620,878)	$(598,582)	$(1,188,996)
Total distributions	$(1,620,878)	$(598,582)	$(1,188,996)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$2,463,632	$5,259,075	$4,642,515
Proceeds from reinvested dividends	1,038,233	458,785	804,157
Cost of shares redeemed	(5,468,956)	(5,990,154)	(3,413,420)
Net increase (decrease) in net assets resulting from capital share transactions	$(1,967,091)	$(272,294)	$2,033,252

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(2,289,458)	$(527,665)	$1,992,119
NET ASSETS, BEGINNING OF PERIOD	$47,464,662	$20,168,858	$33,815,837
NET ASSETS, END OF PERIOD	$45,175,204	$19,641,193	$35,807,956

Accumulated undistributed net investment income	$1,536	$522	$4,765

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the year ended July 29, 2011

			New
	Oklahoma	Maine	Hampshire
	Municipal	Municipal	Municipal
	Fund	Fund	Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,241,451	$520,249	$130,505
Net realized gain (loss) from investment transactions	(80,894)	46,055	10,198
Net change in unrealized appreciation (depreciation) on investments	27,718	(217,229)	(35,310)
Net increase (decrease) in net assets resulting from operations	$1,188,275	$349,075	$105,393

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	$(1,241,211)	$(518,313)	$(128,976)
Total distributions	$(1,241,211)	$(518,313)	$(128,976)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$5,632,863	$1,567,031	$486,647
Proceeds from reinvested dividends	621,775	321,190	69,525
Cost of shares redeemed	(8,551,787)	(2,009,232)	(241,435)
Net increase (decrease) in net assets resulting from capital share transactions	$(2,297,149)	$(121,011)	$314,737

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(2,350,085)	$(290,249)	$291,154
NET ASSETS, BEGINNING OF PERIOD	$35,505,647	$16,466,741	$3,858,465
NET ASSETS, END OF PERIOD	$33,155,562	$16,176,492	$4,149,619

Accumulated undistributed net investment income	$453	$7,602	$3,877

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the year ended July 30, 2010

		Kansas
	Kansas	Insured	Nebraska
	Municipal	Intermediate	Municipal
	Fund	Fund	Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,700,100	$615,137	$1,064,509
Net realized gain (loss) from investment transactions	110,059	3,888	67,314
Net change in unrealized appreciation (depreciation) on investments	998,940	320,294	577,824
Net increase (decrease) in net assets resulting from operations	$2,809,099	$939,319	$1,709,647

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	$(1,699,205)	$(614,747)	$(1,062,328)
Total distributions	$(1,699,205)	$(614,747)	$(1,062,328)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$2,179,635	$5,754,448	$6,085,612
Proceeds from reinvested dividends	1,196,495	512,539	800,241
Cost of shares redeemed	(4,386,168)	(2,602,240)	(2,630,457)
Net increase (decrease) in net assets resulting from capital share transactions	$(1,010,038)	$3,664,747	$4,255,396

TOTAL INCREASE (DECREASE) IN NET ASSETS	$99,856	$3,989,319	$4,902,715
NET ASSETS, BEGINNING OF PERIOD	$47,364,806	$16,179,539	$28,913,122
NET ASSETS, END OF PERIOD	$47,464,662	$20,168,858	$33,815,837

Accumulated undistributed net investment income	$2,425	$706	$6,028

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the year ended July 30, 2010

			New
	Oklahoma	Maine	Hampshire
	Municipal	Municipal	Municipal
	Fund	Fund	Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,220,721	$520,847	$121,378
Net realized gain (loss) from investment transactions	21,935	92,757	16,499
Net change in unrealized appreciation (depreciation) on investments	1,243,220	240,960	67,026
Net increase (decrease) in net assets resulting from operations	$2,485,876	$854,564	$204,903

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	$(1,220,212)	$(517,419)	$(119,828)
Total distributions	$(1,220,212)	$(517,419)	$(119,828)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$7,052,634	$1,952,969	$396,099
Proceeds from reinvested dividends	746,580	345,699	62,935
Cost of shares redeemed	(5,578,407)	(1,581,923)	(501,887)
Net increase (decrease) in net assets resulting from capital share transactions	$2,220,807	$716,745	$(42,853)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$3,486,471	$1,053,890	$42,222
NET ASSETS, BEGINNING OF PERIOD	$32,019,176	$15,412,851	$3,816,243
NET ASSETS, END OF PERIOD	$35,505,647	$16,466,741	$3,858,465

Accumulated undistributed net investment income	$2,134	$16,983	$2,390

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1: Organization

Integrity Managed Portfolios (the "Trust") was organized as a Massachusetts business trust on August 10, 1990 and commenced operations on November 15, 1990. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and consists of six series (the "Funds").

The Kansas Municipal Fund ("KS Muni Fund"), Kansas Insured Intermediate Fund ("KS Insured Fund"), Nebraska Municipal Fund ("NE Muni Fund"), and Oklahoma Municipal Fund ("OK Muni Fund"), each a non-diversified Fund, seek the highest level of current income that is exempt from both federal income tax and each Fund's respective state income tax as is consistent with preservation of capital. The Maine Municipal Fund ("ME Muni Fund") and New Hampshire Municipal Fund ("NH Muni Fund"), each a non-diversified Fund, seek the highest level of current income that is exempt from both federal income tax and each Fund's respective state income tax (interest and dividend tax with respect to New Hampshire) without assuming undue risk.

NOTE 2: Summary of Significant Accounting Policies

Investment security valuation—Securities for which quotations are not readily available are valued using a matrix system at fair value as determined by Integrity Fund Services, LLC ("Integrity Fund Services" or "IFS"). The matrix system has been developed based on procedures approved by the Board of Trustees and includes consideration of the following: yields or prices of municipal bonds of comparable quality; type of issue, coupon, maturity, and rating; indications as to value from dealers; indications as to value from municipal bond market activity; and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. Refer to Note 3 for further disclosures related to the inputs used to value the Funds' investments. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at the investment company's net asset value per share.

When-issued securities—The Funds may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The values of the securities purchased on a when-issued basis are identified as such in the Funds' Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent deferred sales charge—In the case of investments of $1 million or more (excluding KS Insured Fund), a 1.00% contingent deferred sales charge ("CDSC") may be assessed on shares redeemed within 24 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes—Each Fund is a separate taxpayer for federal income tax purposes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gain on investments to its shareholders; therefore, no provision for income taxes is required.

As of and during the year ended July 29, 2011, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for the tax years before 2007.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities. Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Premiums and discounts—Premiums and discounts on municipal securities are accreted and amortized over the lives of the respective securities.

Security transactions, investment income, expenses and distributions—Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the first in, first out basis unless specifically identified. Interest income and estimated expenses are accrued daily. The Funds declare dividends from net investment income daily and pay such dividends monthly. Capital gains, when available, are distributed at least annually. Dividends are reinvested in additional shares of the Funds at net asset value or paid in cash. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount and capital loss carryforwards. In addition, other amounts have been reclassified within the composition of net assets to more appropriately conform financial accounting to tax basis treatment.

Use of estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Common expenses—Common expenses of the Trust are allocated among the Funds within the Trust based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

Reporting period end date—For financial reporting purposes, the last day of the reporting period will be the last business day of the month.

NOTE 3: Fair Value Measurements

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds' investments as of July 29, 2011:

		Level 1	Level 2	Level 3	Total
KS Muni Fund	Short-Term Securities	$485,160	$0	$0	$485,160
	Municipal Bonds	0	44,246,364	0	44,246,364
	Total	$485,160	$44,246,364	$0	$44,731,524

KS Insured Fund	Short-Term Securities	$292,951	$0	$0	$292,951
	Municipal Bonds	0	18,983,343	0	18,983,343
	Total	$292,951	$18,983,343	$0	$19,276,294

NE Muni Fund	Short-Term Securities	$1,114,629	$0	$0	$1,114,629
	Municipal Bonds	0	34,615,416	0	34,615,416
	Total	$1,114,629	$34,615,416	$0	$35,730,045

OK Muni Fund	Short-Term Securities	$1,747,847	$0	$0	$1,747,847
	Municipal Bonds	0	31,444,301	0	31,444,301
	Total	$1,747,847	$31,444,301	$0	$33,192,148

ME Muni Fund	Short-Term Securities	$615,748	$0	$0	$615,748
	Municipal Bonds	0	15,949,646	0	15,949,646
	Total	$615,748	$15,949,646	$0	$16,565,394

NH Muni Fund	Short-Term Securities	$308,952	$0	$0	$308,952
	Municipal Bonds	0	3,813,593	0	3,813,593
	Total	$308,952	$3,813,593	$0	$4,122,545

See Schedule of Investments to view by type of obligation. The Funds did not hold any Level 3 assets during the year ended July 29, 2011. There were no transfers into or out of Level 1 or Level 2 during the year ended July 29, 2011. The Funds consider transfers into or out of Level 1 and Level 2 as of the end of the reporting period. The Funds did not hold any derivative instruments at any time during the year ended July 29, 2011.

NOTE 4: Investment Transactions

Purchases and sales of investment securities (excluding short-term securities) for the year ended July 29, 2011, were as follows:

	KS Muni	KS Insured	NE Muni	OK Muni	ME Muni	NH Muni
	Fund	Fund	Fund	Fund	Fund	Fund
Purchases	$3,714,808	$5,243,431	$6,238,725	$4,393,814	$1,750,373	$491,125
Sales	$4,844,598	$4,819,738	$3,689,428	$6,986,949	$1,266,650	$387,089

NOTE 5: Capital Share Transactions

Transactions in capital shares were as follows:

	KS Muni	KS Insured	NE Muni	OK Muni	ME Muni	NH Muni
Year Ended 7/29/11:	Fund	Fund	Fund	Fund	Fund	Fund
Shares sold	232,909	466,590	461,449	507,427	145,938	46,271
Shares issued on reinvestment of dividends	98,452	41,160	79,726	56,107	30,108	6,567
Shares redeemed	(521,731)	(543,714)	(340,504)	(785,301)	(190,757)	(23,191)
Net increase (decrease)	(190,370)	(35,964)	200,671	(221,767)	(14,711)	29,647
Shares outstanding	4,247,183	1,750,371	3,508,941	2,950,154	1,502,563	389,267

	KS Muni	KS Insured	NE Muni	OK Muni	ME Muni	NH Muni
Year Ended 7/30/10:	Fund	Fund	Fund	Fund	Fund	Fund
Shares sold	204,761	515,113	599,878	640,454	181,276	37,412
Shares issued on reinvestment of dividends	112,613	45,879	78,905	67,697	32,144	5,922
Shares redeemed	(412,335)	(233,306)	(258,912)	(507,437)	(146,822)	(47,304)
Net increase (decrease)	(94,961)	327,686	419,871	200,714	66,598	(3,970)
Shares outstanding	4,437,553	1,786,335	3,308,270	3,171,921	1,517,274	359,620

NOTE 6: Income Tax Information

At July 29, 2011, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

	KS Muni	KS Insured	NE Muni	OK Muni	ME Muni	NH Muni
	Fund	Fund	Fund	Fund	Fund	Fund
Investments at cost	$43,543,675	$18,814,130	$35,001,647	$32,702,400	$16,199,557	$4,007,035
Unrealized appreciation	$1,294,022	$558,735	$867,907	$750,763	$449,379	$119,512
Unrealized depreciation	(106,173)	(96,571)	(139,509)	(261,015)	(83,542)	(4,002)
Net*	$1,187,849	$462,164	$728,398	$489,748	$365,837	$115,510

*Differences between financial reporting-basis and tax-basis are due to differing treatment of market discount.

Tax-exempt income distributions paid or accrued were as follows:

	KS Muni	KS Insured	NE Muni	OK Muni	ME Muni	NH Muni
Tax-exempt income:	Fund	Fund	Fund	Fund	Fund	Fund
Year Ended 7/29/11	$1,620,878	$598,582	$1,188,996	$1,241,211	$518,313	$128,976
Year Ended 7/30/10	$1,699,205	$614,747	$1,062,328	$1,220,212	$517,419	$119,828

As of July 29, 2011, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	KS Muni	KS Insured	NE Muni	OK Muni	ME Muni	NH Muni
	Fund	Fund	Fund	Fund	Fund	Fund
Accumulated capital and other losses	($4,709,554)	($847,604)	($1,702,483)	($1,955,283)	($313,102)	($120,926)
Unrealized appreciation/ (depreciation)*	1,187,849	462,164	728,398	489,748	365,837	115,510
Total accumulated earnings/(deficit)	($3,521,705)	($385,440)	($974,085)	($1,465,535)	$52,735	($5,416)

*Differences between financial reporting-basis and tax-basis are due to differing treatment of market discount.

Capital loss carryforwards may be used to offset future capital gains. The capital loss carryforwards amounts will expire in each of the years ended July 31 as shown in the following table.

Year	KS Muni Fund	KS Insured Fund	NE Muni Fund	OK Muni Fund	ME Muni Fund	NH Muni Fund
2012	1,399,598	303,542	579,275	547,833	-	-
2013	2,680,173	544,062	1,123,208	1,147,142	313,102	120,397
2014	388,935	-	-	-	-	-
2015	240,848	-	-	-	-	-
2016	-	-	-	-	-	529
2018	-	-	-	260,308	-	-
Total	$4,709,554	$847,604	$1,702,483	$1,955,283	$313,102	$120,926

	For the year ended July 29, 2011, expiring capital loss carryforwards were as follows:	For the year ended July 29, 2011, post-October losses deferred to August 1, 2011 were as follows:
KS Muni Fund	$1,965,472	$62,407
KS Insured Fund	$167,932	$-
NE Muni Fund	$707,426	$29,658
OK Muni Fund	$396,753	$94,527

NOTE 7: Investment Advisory Fees and Other Transactions with Affiliates

Viking Fund Management, the Funds' investment adviser; Integrity Funds Distributor, LLC ("Integrity Funds Distributor" or "IFD"), the Funds' underwriter; and IFS, the Funds' transfer, accounting, and administrative services agent; are subsidiaries of Corridor Investors, LLC ("Corridor Investors" or "Corridor"), the Funds' sponsor.

VFM provides investment advisory and management services to the Funds. The Investment Advisory Agreement (the "Advisory Agreement") provides for fees to be computed at an annual rate of 0.50% of the each Funds' average daily net assets. Under the terms of the Advisory Agreement, VFM has contractually agreed to pay all the expenses of the Funds (other than taxes, brokerage fees, commissions and acquired fund fees and expenses) until November 29, 2011 for KS Muni Fund, KS Insured Fund, NE Muni Fund, OK Muni Fund, ME Muni Fund, and NH Muni Fund, so that the net annual operating expenses do not exceed 1.15%, 0.75%, 1.15%, 1.15%, 1.15%, and 1.15%, respectively. After this date, the expense limitation may be terminated or revised. VFM and affiliated service providers may also voluntarily waive fees or reimburse expenses not required under the advisory or other contracts from time to time. Accordingly, after voluntary fee waivers and reimbursements, the Funds' actual total expenses were 1.07% (0.75% for KS Insured Fund) of average daily net assets for the year ended July 29, 2011. VFM and the affiliated service providers have agreed to voluntarily waive the affiliated service provider's fees before waiving VFM's management fee. An expense limitation lowers expense ratios and increases returns to investors. Certain Officers of the Funds are also Officers and Governors of VFM.

	Year Ended 7/29/11	Payable 7/29/11
	Advisory Fees	Advisory Fees
KS Muni Fund	$228,274	$18,167
KS Insured Fund	$100,602	$7,892
NE Muni Fund	$172,541	$14,395
OK Muni Fund	$170,964	$13,243
ME Muni Fund	$80,619	$6,508
NH Muni Fund	$19,700	$1,626

IFD serves as the principal underwriter for the Funds and receives sales charges deducted from sale proceeds and CDSC from applicable redemptions. Also, the Funds (excluding KS Insured Fund) have adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Funds to reimburse their principal underwriter for costs related to selling shares of the Funds and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Funds, are paid by shareholders through expenses called "Distribution Plan expenses." The Funds (excluding KS Insured Fund) currently pay an annual distribution fee of up to 0.25% of the average daily net assets. Certain Officers of the Funds are also Officers and Governors of IFD.

	Year Ended 7/29/11			Payable 7/29/11
	Sales		Distribution	Sales		Distribution
	Charges	CDSC	Fees	Charges	CDSC	Fees
KS Muni Fund	$62,601	$0	$114,137	$299	$0	$9,084
KS Insured Fund	$78,209	$0	$0	$0	$0	$0
NE Muni Fund	$119,455	$0	$86,271	$295	$0	$7,198
OK Muni Fund	$97,819	$0	$85,482	$1,027	$0	$6,621
ME Muni Fund	$50,078	$0	$40,309	$143	$0	$3,254
NH Muni Fund	$11,496	$0	$9,850	$831	$0	$813

IFS acts as the Funds' transfer agent. Prior to June 1, 2011, the transfer agent fee was a monthly variable fee equal to 0.20% of the Funds' average daily net assets on an annual basis for the Funds' first $50 million and at a lower rate on the average daily net assets in excess of $50 million plus reimbursement of out-of-pocket expenses. Beginning June 1, 2011, the transfer agent fee was a monthly variable fee equal to 0.14% of the Funds' average daily net assets on an annual basis for the Funds' first $200 million and at a lower rate on the average daily net assets in excess of $200 million plus reimbursement of out-of-pocket expenses.

IFS also acts as the Funds' accounting services agent. Prior to June 1, 2011, the accounting fee was a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.05% of the Funds' average daily net assets on an annual basis for the Funds' first $50 million and at a lower rate on the average daily net assets in excess of $50 million plus reimbursement of out-of-pocket expenses. Beginning June 1, 2011, the accounting services fee was combined with the administrative services fee.

IFS also acts as the Funds' administrative services agent. Prior to June 1, 2011, the administrative fee was a monthly variable fee equal to 0.125% of the Funds' average daily net assets on an annual basis for the Funds' first $50 million and at a lower rate on the average daily net assets in excess of $50 million plus reimbursement of out-of-pocket expenses. Beginning June 1, 2011, the administrative fee was a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.14% of the Funds' average daily net assets on an annual basis for the Funds' first $200 million and at a lower rate on the average daily net assets in excess of $200 million plus reimbursement of out-of-pocket expenses. Certain Officers of the Funds are also Officers and Governors of IFS.

	Year Ended 7/29/11			Payable 7/29/11
	Transfer	Accounting	Admin.	Transfer	Accounting	Admin.
	Agency	Service	Service	Agency	Service	Service
	Fees*	Fees*	Fees*	Fees*	Fees*	Fees*
KS Muni Fund	$41,016	$15,856	$28,591	$3,656	$0	$4,538
KS Insured Fund	$8,519	$5,479	$6,294	$479	$0	$939
NE Muni Fund	$27,193	$12,802	$19,426	$2,066	$0	$2,815
OK Muni Fund	$28,618	$14,266	$20,980	$2,000	$0	$2,909
ME Muni Fund	$10,853	$8,185	$8,411	$804	$0	$1,430
NH Muni Fund	$1,081	$2,048	$1,410	$163	$0	$664
* After waivers and reimbursements, if any.

NOTE 8: Principal Risks

Each of the Funds invests primarily in municipal securities from a specific state. Each Fund is therefore more susceptible to political, economic, legislative, or regulatory factors adversely affecting issuers of municipal securities in its respective state.

Interest rate risk is the risk that bond prices will decline in value because of changes in interest rates. There is normally an inverse relationship between the fair value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the average maturity of a Fund's portfolio, the greater its interest rate risk.

KANSAS MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/29/11	7/30/10	7/31/09	7/31/08	7/31/07
NET ASSET VALUE, BEGINNING OF PERIOD	$10.70	$10.45	$10.44	$10.54	$10.62

Income (loss) from investment operations:
Net investment income (loss)	$0.37	$0.38	$0.40	$0.40	$0.40
Net realized and unrealized gain (loss) on investments[3]	(0.06)	0.25	0.01	(0.10)	(0.08)
Total from investment operations	$0.31	$0.63	$0.41	$0.30	$0.32

Distributions from net investment income	$(0.37)	$(0.38)	$(0.40)	$(0.40)	$(0.40)

NET ASSET VALUE, END OF PERIOD	$10.64	$10.70	$10.45	$10.44	$10.54

Total Return[1]	3.02%	6.12%	4.06%	2.90%	3.06%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$45,175	$47,465	$47,365	$48,587	$52,996
Ratio of expenses to average net assets after waivers[2]*	1.07%[4]	1.07%[4]	1.07%	1.07%	1.07%
Ratio of expenses to average net assets before waivers*	1.30%	1.33%	1.35%	1.36%	1.26%
Ratio of net investment income to average net assets[2]*	3.54%[4]	3.58%[4]	3.88%	3.81%	3.77%
Portfolio turnover rate	8.31%	15.34%	16.73%	6.52%	4.77%

[1]	Excludes any applicable sales charge.

[2]	This row reflects the impact, if any, of fee waivers and reimbursements by the Adviser and/or affiliated service providers

[3]	Realized and unrealized gains and losses per share are balancing amounts and may not reconcile with the gains and losses in the Statement of Operations due to share transactions for the period.

[4]	The Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets.

*	Average net assets was calculated using a 360-day period.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

KANSAS INSURED INTERMEDIATE FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/29/11	7/30/10	7/31/09	7/31/08	7/31/07
NET ASSET VALUE, BEGINNING OF PERIOD	$11.29	$11.09	$10.94	$10.87	$10.95

Income (loss) from investment operations:
Net investment income (loss)	$0.33	$0.37	$0.41	$0.42	$0.44
Net realized and unrealized gain (loss) on investments[3]	(0.07)	0.20	0.15	0.07	(0.08)
Total from investment operations	$0.26	$0.57	$0.56	$0.49	$0.36

Distributions from net investment income	$(0.33)	$(0.37)	$(0.41)	$(0.42)	$(0.44)

NET ASSET VALUE, END OF PERIOD	$11.22	$11.29	$11.09	$10.94	$10.87

Total Return[1]	2.37%	5.26%	5.22%	4.62%	3.34%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$19,641	$20,169	$16,180	$12,360	$10,686
Ratio of expenses to average net assets after waivers[2]*	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of expenses to average net assets before waivers*	1.13%	1.20%	1.35%	1.48%	1.40%
Ratio of net investment income to average net assets[2]*	2.97%	3.33%	3.70%	3.86%	4.02%
Portfolio turnover rate	24.84%	22.46%	14.00%	21.80%	9.18%

[1]	Excludes any applicable sales charge.

[2]	This row reflects the impact, if any, of fee waivers and reimbursements by the Adviser and/or affiliated service providers

[3]	Realized and unrealized gains and losses per share are balancing amounts and may not reconcile with the gains and losses in the Statement of Operations due to share transactions for the period.

*	Average net assets was calculated using a 360-day period.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

NEBRASKA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/29/11	7/30/10	7/31/09	7/31/08	7/31/07
NET ASSET VALUE, BEGINNING OF PERIOD	$10.22	$10.01	$10.03	$10.13	$10.20

Income (loss) from investment operations:
Net investment income (loss)	$0.35	$0.35	$0.38	$0.38	$0.39
Net realized and unrealized gain (loss) on investments[3]	(0.02)	0.21	(0.02)	(0.10)	(0.07)
Total from investment operations	$0.33	$0.56	$0.36	$0.28	$0.32

Distributions from net investment income	$(0.35)	$(0.35)	$(0.38)	$(0.38)	$(0.39)

NET ASSET VALUE, END OF PERIOD	$10.20	$10.22	$10.01	$10.03	$10.13

Total Return[1]	3.29%	5.64%	3.71%	2.79%	3.16%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$35,808	$33,816	$28,913	$27,229	$28,381
Ratio of expenses to average net assets after waivers[2]*	1.07%[4]	1.07%[4]	1.07%	1.07%	1.07%
Ratio of expenses to average net assets before waivers*	1.33%	1.37%	1.41%	1.43%	1.34%
Ratio of net investment income to average net assets[2]*	3.44%[4]	3.41%[4]	3.84%	3.74%	3.81%
Portfolio turnover rate	11.01%	18.92%	6.71%	10.42%	17.42%

[1]	Excludes any applicable sales charge.

[2]	This row reflects the impact, if any, of fee waivers and reimbursements by the Adviser and/or affiliated service providers

[3]	Realized and unrealized gains and losses per share are balancing amounts and may not reconcile with the gains and losses in the Statement of Operations due to share transactions for the period.

[4]	The Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets.

*	Average net assets was calculated using a 360-day period.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

OKLAHOMA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/29/11	7/30/10	7/31/09	7/31/08	7/31/07
NET ASSET VALUE, BEGINNING OF PERIOD	$11.19	$10.78	$10.75	$11.03	$11.08

Income (loss) from investment operations:
Net investment income (loss)	$0.40	$0.40	$0.41	$0.39	$0.39
Net realized and unrealized gain (loss) on investments[3]	0.05	0.41	0.03	(0.28)	(0.05)
Total from investment operations	$0.45	$0.81	$0.44	$0.11	$0.34

Distributions from net investment income	$(0.40)	$(0.40)	$(0.41)	$(0.39)	$(0.39)

NET ASSET VALUE, END OF PERIOD	$11.24	$11.19	$10.78	$10.75	$11.03

Total Return[1]	4.15%	7.61%	4.28%	1.01%	3.10%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$33,156	$35,506	$32,019	$42,026	$47,847
Ratio of expenses to average net assets after waivers[2]*	1.07%[4]	1.07%[4]	1.07%	1.07%	1.07%
Ratio of expenses to average net assets before waivers*	1.32%	1.35%	1.36%	1.35%	1.28%
Ratio of net investment income to average net assets[2]*	3.62%[4]	3.61%[4]	3.91%	3.55%	3.50%
Portfolio turnover rate	13.35%	9.36%	3.48%	10.37%	11.97%

[1]	Excludes any applicable sales charge.

[2]	This row reflects the impact, if any, of fee waivers and reimbursements by the Adviser and/or affiliated service providers

[3]	Realized and unrealized gains and losses per share are balancing amounts and may not reconcile with the gains and losses in the Statement of Operations due to share transactions for the period.

[4]	The Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets.

*	Average net assets was calculated using a 360-day period.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

MAINE MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/29/11	7/30/10	7/31/09	7/31/08	7/31/07
NET ASSET VALUE, BEGINNING OF PERIOD	$10.85	$10.62	$10.44	$10.45	$10.52

Income (loss) from investment operations:
Net investment income (loss)	$0.34	$0.35	$0.35	$0.36	$0.37
Net realized and unrealized gain (loss) on investments[3]	(0.08)	0.23	0.18	(0.01)	(0.07)
Total from investment operations	$0.26	$0.58	$0.53	$0.35	$0.30

Distributions from net investment income	$(0.34)	$(0.35)	$(0.35)	$(0.36)	$(0.37)

NET ASSET VALUE, END OF PERIOD	$10.77	$10.85	$10.62	$10.44	$10.45

Total Return[1]	2.50%	5.49%	5.22%	3.43%	2.89%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$16,176	$16,467	$15,413	$15,880	$16,707
Ratio of expenses to average net assets after waivers[2]*	1.07%[4]	1.07%[4]	1.07%	1.07%	1.07%
Ratio of expenses to average net assets before waivers*	1.41%	1.46%	1.57%	1.56%	1.44%
Ratio of net investment income to average net assets[2]*	3.22%[4]	3.21%[4]	3.38%	3.46%	3.52%
Portfolio turnover rate	8.00%	38.11%	15.39%	4.44%	8.50%

[1]	Excludes any applicable sales charge.

[2]	This row reflects the impact, if any, of fee waivers and reimbursements by the Adviser and/or affiliated service providers

[3]	Realized and unrealized gains and losses per share are balancing amounts and may not reconcile with the gains and losses in the Statement of Operations due to share transactions for the period.

[4]	The Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets.

*	Average net assets was calculated using a 360-day period.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

NEW HAMPSHIRE MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/29/11	7/30/10	7/31/09	7/31/08	7/31/07
NET ASSET VALUE, BEGINNING OF PERIOD	$10.73	$10.50	$10.32	$10.24	$10.25

Income (loss) from investment operations:
Net investment income (loss)	$0.35	$0.33	$0.29	$0.30	$0.32
Net realized and unrealized gain (loss) on investments[3]	(0.07)	0.23	0.18	0.08	(0.01)
Total from investment operations	$0.28	$0.56	$0.47	$0.38	$0.31

Distributions from net investment income	$(0.35)	$(0.33)	$(0.29)	$(0.30)	$(0.32)

NET ASSET VALUE, END OF PERIOD	$10.66	$10.73	$10.50	$10.32	$10.24

Total Return[1]	2.64%	5.38%	4.64%	3.72%	3.02%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$4,150	$3,858	$3,816	$3,681	$4,188
Ratio of expenses to average net assets after waivers[2]*	1.07%[4]	1.07%[4]	1.07%	1.07%	1.07%
Ratio of expenses to average net assets before waivers*	1.93%	2.47%	3.19%	3.20%	2.72%
Ratio of net investment income to average net assets[2]*	3.30%[4]	3.11%[4]	2.81%	2.87%	3.09%
Portfolio turnover rate	10.19%	21.12%	15.93%	12.56%	11.83%

[1]	Excludes any applicable sales charge.

[2]	This row reflects the impact, if any, of fee waivers and reimbursements by the Adviser and/or affiliated service providers

[3]	Realized and unrealized gains and losses per share are balancing amounts and may not reconcile with the gains and losses in the Statement of Operations due to share transactions for the period.

[4]	The Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets.

*	Average net assets was calculated using a 360-day period.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

Integrity Managed Portfolios

We have audited the accompanying statements of ged Portfolios, comprising the Kansas Municipal Fund, Kansas Insured Intermediate Fund, Maine Municipal Fund, Nebraska Municipal Fund, New Hampshire Municipal Fund, and Oklahoma Municipal Fund (the "Funds") as of July 29, 2011, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the years indicated prior to July 30, 2010, were audited by another independent registered public accounting firm, who expressed unqualified opinions on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 29, 2011 by correspondence with the Funds' custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting Integrity Managed Portfolios as of July 29, 2011, the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Cohen Fund Audit Services, Ltd.
COHEN FUND AUDIT SERVICES, LTD.
Westlake, Ohio

September 22, 2011

EXPENSE EXAMPLE (unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the one-half year period shown below and held for the entire one-half year period.

Actual expenses—The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an account value of $8,600 divided by $1,000 equals 8.6), then multiply the result by the number in the appropriate column for your share class in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes—The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid	Annualized
	Value	Value	During	Expense
	1/31/2011	7/29/2011	Period*	Ratio

Kansas Municipal Fund
Actual	$1,000.00	$1,056.90	$5.47	1.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.27	$5.37	1.07%

Kansas Insured Intermediate Fund
Actual	$1,000.00	$1,049.33	$3.82	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.86	$3.77	0.75%

Nebraska Municipal Fund
Actual	$1,000.00	$1,060.99	$5.48	1.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.27	$5.37	1.07%

Oklahoma Municipal Fund
Actual	$1,000.00	$1,066.99	$5.50	1.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.27	$5.37	1.07%

Maine Municipal Fund
Actual	$1,000.00	$1,061.53	$5.48	1.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.27	$5.37	1.07%

New Hampshire Municipal Fund
Actual	$1,000.00	$1,045.12	$5.44	1.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.27	$5.37	1.07%

*Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in one-half year period, and dividend by the total number of days in the fiscal year (to reflect the one-half year period).

TAX INFORMATION (unaudited)

We are required to advise you within 60 days of each Fund's fiscal year regarding the federal tax status of distributions received by shareholders during such fiscal year. The distributions made during the fiscal year by the Funds were earned from the sources listed below (per share data). Shareholders should consult their tax adviser regarding this information.

		KS Muni Fund			KS Insured Fund
		From Net	From Net	From Net	From Net	From Net	From Net
Record	Payment	Investment	Realized	Realized	Investment	Realized	Realized
Date	Date	Income	ST Gains	LT Gains	Income	ST Gains	LT Gains
daily	8/31/10	$0.030760	$0.000000	$0.000000	$0.029401	$0.000000	$0.000000
daily	9/30/10	$0.030222	$0.000000	$0.000000	$0.027279	$0.000000	$0.000000
daily	10/29/10	$0.028517	$0.000000	$0.000000	$0.026890	$0.000000	$0.000000
daily	11/30/10	$0.031317	$0.000000	$0.000000	$0.028323	$0.000000	$0.000000
daily	12/31/10	$0.031506	$0.000000	$0.000000	$0.028292	$0.000000	$0.000000
daily	1/31/11	$0.031686	$0.000000	$0.000000	$0.028451	$0.000000	$0.000000
daily	2/28/11	$0.032014	$0.000000	$0.000000	$0.028053	$0.000000	$0.000000
daily	3/31/11	$0.031437	$0.000000	$0.000000	$0.027584	$0.000000	$0.000000
daily	4/29/11	$0.030422	$0.000000	$0.000000	$0.026866	$0.000000	$0.000000
daily	5/31/11	$0.032905	$0.000000	$0.000000	$0.027700	$0.000000	$0.000000
daily	6/30/11	$0.031958	$0.000000	$0.000000	$0.026548	$0.000000	$0.000000
daily	7/29/11	$0.030803	$0.000000	$0.000000	$0.025927	$0.000000	$0.000000

		NE Muni Fund			OK Muni Fund
		From Net	From Net	From Net	From Net	From Net	From Net
Record	Payment	Investment	Realized	Realized	Investment	Realized	Realized
Date	Date	Income	ST Gains	LT Gains	Income	ST Gains	LT Gains
daily	8/31/10	$0.028935	$0.000000	$0.000000	$0.033047	$0.000000	$0.000000
daily	9/30/10	$0.029186	$0.000000	$0.000000	$0.031360	$0.000000	$0.000000
daily	10/29/10	$0.027771	$0.000000	$0.000000	$0.030696	$0.000000	$0.000000
daily	11/30/10	$0.029593	$0.000000	$0.000000	$0.033294	$0.000000	$0.000000
daily	12/31/10	$0.029420	$0.000000	$0.000000	$0.034674	$0.000000	$0.000000
daily	1/31/11	$0.028895	$0.000000	$0.000000	$0.034751	$0.000000	$0.000000
daily	2/28/11	$0.029255	$0.000000	$0.000000	$0.034619	$0.000000	$0.000000
daily	3/31/11	$0.029206	$0.000000	$0.000000	$0.034608	$0.000000	$0.000000
daily	4/29/11	$0.027803	$0.000000	$0.000000	$0.033676	$0.000000	$0.000000
daily	5/31/11	$0.029903	$0.000000	$0.000000	$0.035574	$0.000000	$0.000000
daily	6/30/11	$0.028865	$0.000000	$0.000000	$0.033542	$0.000000	$0.000000
daily	7/29/11	$0.027774	$0.000000	$0.000000	$0.031934	$0.000000	$0.000000

		ME Muni Fund			NH Muni Fund
		From Net	From Net	From Net	From Net	From Net	From Net
Record	Payment	Investment	Realized	Realized	Investment	Realized	Realized
Date	Date	Income	ST Gains	LT Gains	Income	ST Gains	LT Gains
daily	8/31/10	$0.027893	$0.000000	$0.000000	$0.028347	$0.000000	$0.000000
daily	9/30/10	$0.028082	$0.000000	$0.000000	$0.028675	$0.000000	$0.000000
daily	10/29/10	$0.027484	$0.000000	$0.000000	$0.027550	$0.000000	$0.000000
daily	11/30/10	$0.030055	$0.000000	$0.000000	$0.029004	$0.000000	$0.000000
daily	12/31/10	$0.029157	$0.000000	$0.000000	$0.028519	$0.000000	$0.000000
daily	1/31/11	$0.028717	$0.000000	$0.000000	$0.028843	$0.000000	$0.000000
daily	2/28/11	$0.029019	$0.000000	$0.000000	$0.029212	$0.000000	$0.000000
daily	3/31/11	$0.029160	$0.000000	$0.000000	$0.029413	$0.000000	$0.000000
daily	4/29/11	$0.028250	$0.000000	$0.000000	$0.028504	$0.000000	$0.000000
daily	5/31/11	$0.029532	$0.000000	$0.000000	$0.030028	$0.000000	$0.000000
daily	6/30/11	$0.027998	$0.000000	$0.000000	$0.029516	$0.000000	$0.000000
daily	7/29/11	$0.026721	$0.000000	$0.000000	$0.028131	$0.000000	$0.000000

BOARD OF TRUSTEES AND OFFICERS (unaudited)

The Board of Trustees ("Board") of the Fund consists of four Trustees (the "Trustees"). These same individuals, unless otherwise noted, also serve as Directors or Trustees for Integrity Fund of Funds, Inc., the six series of Integrity Managed Portfolios, the three series of The Integrity Funds, and the three series of Viking Mutual Funds. Three Trustees are not "interested persons" (75% of the total) as defined under the 1940 Act (the "Independent Trustees"). The remaining Trustee is "interested" (the "Interested Trustees") by virtue of his affiliation with Viking Fund Management, LLC and its affiliates."

For the purposes of this section, the "Fund Complex" consists of Integrity Fund of Funds, Inc., the six series of Integrity Managed Portfolios, the three series of The Integrity Funds, and the three series of Viking Mutual Funds.

Each Trustee serves the Funds until its termination; or until the Trustees' retirement, resignation, or death; or otherwise as specified in the Funds' organizational documents. Each Officer serves an annual term. The tables that follow show information for each Trustee and Officer of the Funds.

INDEPENDENT TRUSTEES
Name, Date of Birth, Date Service Began, and Number of Funds Overseen in Fund Complex	Principal Occupations for Past Five Years and Directorships Held During Past Five Years
Jerry M. Stai Birth date: March 31, 1952 Began serving: January 2006 Funds overseen: 13 funds

Principal occupation(s): Minot State University (1999 to present); Non-Profit Specialist: Bremer Bank (2006 to present); Director/Trustee: ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (2006 to 2009), Integrity Fund of Funds, Inc., The Integrity Funds, and Integrity Managed Portfolios (2006 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: Marycrest Franciscan Development, Inc.

Orlin W. Backes Birth date: May 11, 1935 Began serving: January 1996 Funds overseen: 13 funds

Principal occupation(s): Attorney: McGee, Hankla, Backes & Dobrovolny, P.C. (1963 to present); Director/Trustee: ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (1995 to 2009), Integrity Fund of Funds, Inc. (1995 to present), Integrity Managed Portfolios (1996 to present), The Integrity Funds (2003 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: First Western Bank & Trust

R. James Maxson Birth date: December 12, 1947 Began serving: January 1999 Funds overseen: 13 funds

Principal occupation(s): Attorney: Maxson Law Office P.C. (2002 to present); Director/Trustee: ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (1999 to 2009), Integrity Fund of Funds, Inc., and Integrity Managed Portfolios (1999 to present), The Integrity Funds (2003 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: Vincent United Methodist Foundation, Peoples State Bank of Velva, St. Joseph's Community Health Foundation and St. Joseph's Foundation, Minot Area Development Corporation

The Statement of Additional Information ("SAI") contains more information about the Funds' Trustees and is available without charge upon request, by calling Integrity Funds Distributor at 800-276-1262.

INTERESTED TRUSTEE
Name, Position with Trust, Date of Birth, Date Service Began, and Number of Funds Overseen in Fund Complex	Principal Occupations for Past Five Years and Directorships Held During Past Five Years
Robert E. Walstad(1) Trustee, and Chairman Birth date: August 16, 1944 Began serving: January 1996 Funds overseen: 13 funds

Principal occupation(s): Governor (2009 to present): Corridor Investors, LLC; Portfolio Manager (2010 to present): Viking Fund Management, LLC; Director (1987 to 2007) and CEO (2001 to 2007): Integrity Mutual Funds, Inc.; Portfolio Manager (2010 to present): Viking Fund Management, LLC; Director, President, and Treasurer (1988 to 2007): Integrity Money Management, Inc.; Director, President, and Treasurer (1989 to 2007): Integrity Fund Services, Inc.; Director, CEO, Chairman (2002 to 2007): Capital Financial Services, Inc.; President and Interim President: ND Tax-Free Fund, Inc. (1989 to 2007 and 2008 to 2009), Montana Tax-Free Fund, Inc. (1993 to 2007 and 2008 to 2009), Integrity Managed Portfolios (1996 to 2007 and 2008 to 2009), The Integrity Funds (2003 to 2007 and 2008 to 2009), and Integrity Fund of Funds, Inc. (1995 to 2007 and 2008 to 2009); Director and Chairman: Montana Tax-Free Fund, Inc. (1993 to 2009), ND Tax-Free Fund, Inc. (1988 to 2009), and Integrity Fund of Funds, Inc. (1994 to present); Trustee and Chairman (1996 to present): Integrity Managed Portfolios; Trustee and Chairman: The Integrity Funds (2003 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: Minot Park Board

(1)

Trustee who is an "interested person" of the Funds as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Mr. Walstad is an interested person by virtue of being an Officer of the Funds and ownership in Corridor Investors the parent company of Viking Fund Management, Integrity Fund Services and Integrity Funds Distributor.

The SAI contains more information about the Funds' Trustees and is available without charge upon request, by calling Integrity Funds Distributor at 800-276-1262.

OTHER OFFICERS
Name, Position with Trust, Date of Birth, and Date Service Began	Principal Occupations for Past Five Years and Directorships Held During Past Five Years
Shannon D. Radke President Birth date: September 7, 1966 Began serving: August 2009

Principal occupation(s): Governor, CEO and President (2009 to present): Corridor Investors, LLC; Governor and President (1998 to present): Viking Fund Management, LLC; Governor and President (2009 to present): Integrity Fund Services, LLC and Integrity Funds Distributor, LLC; President (1999 to 2009): Viking Fund Distributors, LLC; Treasurer and Trustee (1999 to 2009) and President (1999 to present): Viking Mutual Funds; President (2009 to present): Integrity Fund of Funds, Inc., The Integrity Funds and Integrity Managed Portfolios

Other Directorships Held: Viking Fund Management, LLC

Peter A. Quist Vice President Birth date: February 23, 1934 Began serving: January 1996

Principal occupation(s): Governor (2009 to present): Corridor Investors, LLC; Attorney; Vice President and Director (1988 to 2009): Integrity Mutual Funds, Inc.; Director, Vice President, and Secretary: ND Capital, Inc. (1988 to 2006), Integrity Money Management, Inc. (1988 to 2009), Integrity Fund Services, Inc. (1989 to 2009), and Integrity Funds Distributor, Inc. (1996 to 2009); Director, Vice President, and Secretary: ND Tax Free Fund, Inc. (1988 to 2009) and Montana Tax-Free Fund, Inc. (1993 to 2009); Director (1994 to 2009), Secretary (1994 to 2009), and Vice President (1994 to present): Integrity Fund of Funds, Inc.; Secretary (1996 to 2009) and Vice President (1996 to present): Integrity Managed Portfolios; Secretary (2003 to 2009) and Vice President (2003 to present): The Integrity Funds; and Vice President (2009 to present): Viking Mutual Funds

Other Directorships Held: Not applicable

Adam C. Forthun Treasurer Birth date: June 30, 1976 Began serving: May 2008

Principal occupation(s): Fund Accounting Supervisor (2005 to 2008), Fund Accounting Manager (2008 to present): Integrity Fund Services, LLC; Treasurer: ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (2008 to 2009), Integrity Fund of Funds, Inc., Integrity Managed Portfolios and The Integrity Funds (2008 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: Not applicable

Brent M. Wheeler Secretary and Mutual Fund Chief Compliance Officer Birth date: October 9, 1970 Began serving: MF CCO: October 2005 Secretary: October 2009

Principal occupation(s): Mutual Fund Chief Compliance Officer: ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (2005 to 2009), Integrity Managed Portfolios, The Integrity Funds, and Integrity Fund of Funds, Inc. (2005 to present), and Viking Mutual Funds (2009 to present); Secretary (2009 to present): Integrity Managed Portfolios, The Integrity Funds, Integrity Fund of Funds, Inc., and Viking Mutual Funds

Other Directorships Held: Not applicable

The SAI contains more information about the Funds' Trustees and is available without charge upon request, by calling Integrity Funds Distributor at 800-276-1262.

PRIVACY POLICY

Rev 12/2010

FACTS	WHAT DOES INTEGRITY VIKING FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	•	Social Security number, name, address

	•	Account balance, transaction history, account transactions

	•	Investment experience, wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Integrity Viking Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Integrity Viking Funds share?	Can you limit this sharing?

For our everyday business purposes—	Yes	No

such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus

For our marketing purposes—	Yes	No

to offer our products and services to you

For joint marketing with other financial companies	No	We don't share

For our affiliates' everyday business purposes—	Yes	No

information about your transactions and experiences

For our affiliates' everyday business purposes—	No	We don't share

information about your creditworthiness

For non-affiliates to market to you	No	We don't share

Questions?	Call 1-800-601-5593 or go to www.integrityvikingfunds.com

PRIVACY POLICY (Continued)

Who we are
Who is providing this notice?	Integrity Viking Funds (a family of investment companies)

What we do

How does Integrity Viking Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We

	•	train employees on privacy, information security and protection of client information.

	•	limit access to nonpublic personal information to those employees requiring such information in performing their job functions.

How does Integrity Viking Funds collect my personal information?	We collect your personal information, for example, when you:

	•	open an account or seek financial or tax advice

	•	provide account information or give us your contact information

	•	make a wire transfer

We also collect your personal information from other companies.

Why can't I limit all sharing?	Federal law gives you the right to limit only:

	•	sharing for affiliates' everyday business purposes-information about your creditworthiness

	•	affiliates from using your information to market to you

	•	sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies

The Integrity Funds

Viking Mutual Funds

Integrity Managed Portfolios

Integrity Fund of Funds, Inc.

Corridor Investors, LLC

Viking Fund Management, LLC

Integrity Funds Distributor, LLC

Integrity Fund Services, LLC

Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

Integrity Viking Funds does not share with non-affiliates so they can market to you.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you.

Integrity Viking Funds doesn't jointly market.

Integrity Viking Funds includes:

•	The Integrity Funds

•	Viking Mutual Funds

•	Integrity Managed Portfolios

•	Integrity Fund of Funds, Inc.

PROXY VOTING OF FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in each Fund's portfolio is available, without charge and upon request, by calling 800-276-1262. A report on Form N-PX of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through the Funds' website at www.integrityvikingfunds.com. The information is also available from the Electronic Data Gathering Analysis and Retrieval ("EDGAR") database on the website of the Securities and Exchange Commission ("SEC") at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

Within 60 days of the end of its second and fourth fiscal quarters, the Funds provide a complete schedule of portfolio holdings in their semi-annual and annual reports on the Form N-CSR(S). These reports are filed electronically with the SEC and are delivered to the shareholders of the Funds. The Funds also file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q and N-CSR(S) are available on the SEC's website at www.sec.gov. The Funds' Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090. You may also access this information from the Funds' website at www.integrityvikingfunds.com.

SHAREHOLDER INQUIRIES AND MAILINGS

Direct inquiries regarding the Funds to: Integrity Funds Distributor, LLC PO Box 500 Minot, ND 58703 Phone: 800-276-1262	Direct inquiries regarding account information to: Integrity Fund Services, LLC PO Box 759 Minot, ND 58702 Phone: 800-601-5593

To reduce their expenses, the Funds may mail only one copy of its prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents, please call Integrity Funds Distributor at 800-276-1262 or contact your financial institution. Integrity Funds Distributor will begin sending you individual copies 30 days after receiving your request.

[Logo]

Equity Funds
Williston Basin/Mid-North America Stock Fund
Integrity Growth & Income Fund
Viking Small-Cap Value Fund

Corporate Bond Fund
Integrity High Income Fund

Specialty Fund
Integrity Fund of Funds

State-Specific Tax-Exempt Bond Funds
Viking Tax-Free Fund for North Dakota
Viking Tax-Free Fund for Montana
Kansas Municipal Fund
Kansas Insured Intermediate Fund
Maine Municipal Fund
Nebraska Municipal Fund
New Hampshire Municipal Fund
Oklahoma Municipal Fund

Integrity Viking Funds are sold by prospectus only. An investor should consider the investment objectives, risks, and charges and expenses of the investment company carefully before investing. The prospectus contains this and other information about the investment company. You may obtain a prospectus at no cost from your financial adviser or at www.integrityvikingfunds.com. Please read the prospectus carefully before investing.

Item 2. CODE OF ETHICS.

At the end of the period covered by this report, the registrant has adopted a code of ethics as defined in Item 2 of Form N-CSR that applies to the registrant's principal executive officer and principal financial officer (herein referred to as the "Code"). There were no amendments to the Code during the period covered by this report. The registrant did not grant any waivers, including implicit waivers, from any provisions of the Code during the period of this report. The Code is available on the Integrity Viking Funds website at http://www.integrityvikingfunds.com. A copy of the Code is also available, without charge, upon request by calling 800-601-5593. The Code is filed herewith pursuant to Item 12(a)(1) as EX-99.CODE ETH.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees has determined that Jerry Stai is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Stai is "independent" for purposes of Item 3 of Form N-CSR.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees: The aggregate fees billed for each of the last two fiscal years for professional services rendered by Cohen Fund Audit Services, Ltd. ("Cohen"), the principal accountants for the audit of the registrant's annual financial statements, for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $51,000 for the year ended July 29, 2011 and $51,000 for the year ended July 30, 2010.

(b)

Audit-Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by Cohen that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $0 for the year ended July 29, 2011 and $0 for the year ended July 30, 2010.

(c)

Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by Brady, Martz & Associates, P.C. ("Brady, Martz") for tax compliance, tax advice, and tax planning were $6,180 for the year ended July 29, 2011 and $6,000 for the year ended July 30, 2010. Such services included review of excise distribution calculations (if applicable), preparation of the Trust's federal, state, and excise tax returns, tax services related to mergers, and routine counseling.

(d)

All Other Fees: The aggregate fees billed in each of the last two fiscal years for products and services provided by Cohen and Brady, Martz, other than the services reported in paragraphs (a) through (c) of this Item: None.

(e)	(1)	Audit Committee Pre-Approval Policies and Procedures

The registrant's audit committee has adopted policies and procedures that require the audit committee to pre-approve all audit and non-audit services provided to the registrant by the principal accountant.

	(2)	Percentage of services referred to in 4(b) through 4(d) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

0% of the services described in paragraphs (b) through (d) of Item 4 were not pre-approved by the audit committee.

(f)	All services performed on the engagement to audit the registrant's financial statements for the most recent fiscal year-end were performed by Cohen's full-time permanent employees.

(g)	Non-Audit Fees: None.

(h)

Principal Accountant's Independence: The registrant's auditor did not provide any non-audit services to the registrant's investment adviser or any entity controlling, controlled by, or controlled with the registrant's investment adviser that provides ongoing services to the registrant.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

Item 6. INVESTMENTS.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees in the last fiscal half year.

Item 11. CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant's principal executive officer and principal financial officer who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. EXHIBITS.

(a)	(1)	Code of ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99. CODE ETH.

	(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act (17 CFR 270.30a-2) is filed and attached hereto as EX-99. CERT.

	(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Integrity Managed Portfolios

By: /s/ Shannon D. Radke
Shannon D. Radke
President

September 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

September 26, 2011

By: /s/ Adam Forthun
Adam Forthun
Treasurer

September 26, 2011